Fidelity®

Balanced

Fund

Annual Report

July 31, 2000

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The managers' review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	31	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	35	Notes to the financial statements.
Report of Independent Accountants	40	The auditors' opinion.
Distributions	41

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	1.82%	87.47%	215.17%
Fidelity Balanced Income Composite	-0.04%	82.70%	222.99%
LB Aggregate Bond	5.97%	36.94%	111.27%
S&P 500 ®	8.98%	177.11%	408.31%
Balanced Funds Average	6.04%	84.11%	207.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Income Composite Index - a hypothetical combination of unmanaged indices combining the total returns of the Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 461 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	1.82%	13.39%	12.16%
Fidelity Balanced Income Composite	-0.04%	12.81%	12.44%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $31,517 - a 215.17% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 SM  Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $50,831 - a 408.31% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,127 - a 111.27% increase. You can also look at how the Fidelity Balanced Income Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $32,299 - a 222.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fund Talk: The Managers' Overview

Market Recap

During the 12-month period that ended July 31, 2000, the U.S. securities markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated economy was delivered via a series of five interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate by a combined total of 1.50% - gradually tempered the optimism toward stocks as the period progressed. Most of the effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll on stocks starting in the second quarter of 2000. The Standard & Poor's 500 Index, an index of 500 larger companies, returned 8.98% for the past year, but feeling the impact of the Fed's action, has lost 1.98% year to date. Even the seemingly invincible NASDAQ Composite Index, which finished the period with a 43.08% gain, has given back 7.65% so far this year. Despite higher rates that put pressure on bonds earlier in the period, fixed-income markets posted solid returns relative to equities in 2000 as investors fled technology stocks in favor of less-volatile areas. The Lehman Brothers Aggregate Bond Index - a broad measure of the U.S. taxable investment-grade bond market - returned 5.97% for the 12-month period.

SM

(Portfolio Manager photograph)
An interview with Robert Ewing (right), Lead Portfolio Manager of Fidelity Balanced Fund, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, Bob?

R.E. For the 12 months that ended July 31, 2000, the fund delivered a total return of 1.82%. That topped the Fidelity Balanced Income Composite Index, which returned -0.04%. The balanced funds average tracked by Lipper Inc. returned 6.04% during the same period.

Q. Why did the fund outperform its index, yet fall short of its peers?

R.E. Solid stock selection on the equity front, teamed with strong performance from the fund's bond subportfolio, helped us maintain an edge over the index. It was a difficult period overall for value stocks - which this fund favors - as growth dominated the investment landscape for most of the period, with technology stocks largely responsible for fueling the performance disparity in the marketplace. The major indexes highlighted this dichotomy, with the tech-laden NASDAQ Composite Index trouncing the Russell 3000 Value Index by a count of 43.08% to -4.39% during the past year. Not surprisingly, given the fund's emphasis on value, we struggled to keep pace with our competitors, which tended to own more growth-oriented tech names than we did, on average. In terms of absolute performance, our biggest wins came by way of the health, finance, energy and consumer nondurables sectors. Unfortunately, our modest exposure to technology stocks failed to pay dividends, as investors swarmed around market leaders, leaving many of the value tech names we owned by the wayside.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. What changes did you make since taking over the fund in February?

R.E. The few changes I made were in preparation for an economic slowdown. My feeling was that the rate of economic growth was likely unsustainable, especially in light of markedly higher interest rates. So, I chose to adopt a more defensive posture, positioning the fund to take advantage of a deceleration in the economy. In addition to bringing down the overall price-to-earnings ratio, or P/E, of the fund, I began to focus even more intently on value characteristics. In every industry, I consciously decided to own the cheaper of two comparable situations. As the period progressed, I began to tilt the fund toward those sectors that tend to perform well in a slowdown, namely drug stocks and consumer nondurables. I also raised the fund's energy weighting early on to gain exposure to a favorable global supply/demand picture. My focus here was on individual energy services stocks, which benefited from a higher pricing environment, as energy companies started to do more drilling and exploratory work for oil and gas. I did take profits late in the period, however, as many of these names reached all-time highs. In addition, effective September 28, 2000 - after the end of the period covered by this report - the fund's trustees approved allowing the fund to invest in high-yield securities. This investment alternative is available, and I plan to use it if I feel high-yield securities present attractive investment opportunities.

Q. What was your asset allocation strategy during the period?

R.E. Since this is a balanced fund, I try not to make big asset allocation calls outside of the 60%/40% stocks/bonds boundary. I was a little underweighted in equities overall, averaging around 56% during the period, which was consistent with my defensive posture.

Q. What stocks performed well for the fund?

R.E. Eli Lilly was rewarded for having one of the best drug pipelines in the business, including a possible blockbuster in Zovant, the first of its kind in the treatment of an often-fatal blood disease called sepsis. Weatherford is an energy services name that responded nicely to rising oil prices and improvements in the international marketplace. Timely trading allowed us to take profits in Chase Manhattan, which peaked in the spring. Computer chipmaker Micron Technology was one of the only cheap tech stocks that worked for the fund, nearly tripling in price during the period. Nabisco also was a key contributor.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. Which stocks hurt performance during the period?

R.E. Unisys was a big disappointment. Shares of the computer services supplier shed over 75% of its market value during the period. The firm missed the mark on earnings due to weakness in its government and financial services business, along with the deferral of several large technology contracts. The stock looked to provide good value, yet company fundamentals continued to deteriorate.
Lucent was punished for missing a key product cycle in the fiber-optic space and giving up additional market share to key rival Nortel. AT&T continued to struggle in the face of increased competition, which sparked a deterioration in its core consumer and business long-distance segments.

Q. Turning to you, Kevin, how did the fund's bond subportfolio fare?

K.G. It performed well during the past 12 months, benefiting from its ample exposure to a strong rally in the government market. An announcement by the U.S. Treasury in January of its intent to use government surplus proceeds to buy back long-term debt, as well as reduce future issuance, sent the price of the long bond higher and its yield lower. This move, coupled with rising short-term interest rates, induced an inverted yield curve, which occurs when short-term issues provide higher yields than their longer-term counterparts. This inversion forced the spread sectors - most notably corporate bonds and agency securities - to give up the returns they had accumulated during the first half of the period as yield spreads widened out significantly relative to comparable duration Treasuries. The fund was well-positioned for these changes, and we responded early to the buybacks by reducing our exposure to long-term corporates in exchange for more Treasuries, which worked out well. This strategy, along with strong security selection, helped the fund's bond subportfolio outperform the Lehman Brothers Aggregate Bond Index during the period. So, despite the Federal Reserve Board's efforts to raise rates during the period, the supply/demand imbalance spurred by the Treasury buybacks helped ensure our success.

Q. Bob, what's your outlook for the fund over the next several months?

R.E. Cautious, yet optimistic. If growth can slow sufficiently to convince the Fed to cease further tightening, industries that have been under pressure from rising rates could stage a comeback. If so, the fund should benefit given its significant exposure to these areas of the market. A slowing economy could make for a bumpy ride in the equity markets, which will place even more emphasis on security selection. I'm comfortable with the fund's conservative positioning heading into this period of uncertainty.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Managers' Overview - continued

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 304

Trading symbol: FBALX

Start date: November 6, 1986

Size: as of July 31, 2000, more than $5.8 billion

Manager: Robert Ewing, since February 2000; manager, Fidelity Advisor Financial Services Fund, 1998-2000; several Fidelity Select Portfolios, 1996-2000; joined Fidelity in 1990; Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Bob Ewing on finding value in today's marketplace:

"For a market that's incredibly expensive, there's a lot of value out there, which makes me feel pretty good about running a value-oriented fund under these conditions. Since history has a tendency of repeating itself, I'm fairly confident that there again will be a time when value outperforms growth. And when it does, the fund will be poised to benefit. The truth of the matter is, value hasn't mattered for some time now, with investors off chasing high-growth companies involved in the technological revolution.

"Leaders in the growth space continue to trade at unprecedented valuations, but that doesn't concern me much since I don't tend to traffic in this area to begin with. Those areas of the market I do frequent are currently ripe with bargain-basement specials. Traditional value names are trading at all-time lows in many cases, especially those sensitive to the economy's ebbs and flows. At some point, however, these stocks will get cheap enough that they'll be ready to go up again even if the economy is slowing. I'm starting to find more and more value by watching out for these cues."

Annual Report

Investment Changes

Top Five Stocks as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.3	3.1
Eli Lilly & Co.	1.4	1.4
Citigroup, Inc.	1.4	1.2
Bristol-Myers Squibb Co.	1.1	0.2
Associates First Capital Corp. Class A	1.1	0.4
	7.3	6.3
Top Five Bond Issuers as of July 31, 2000
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	14.3	10.1
U.S. Treasury Obligations	8.3	8.4
Government National Mortgage Association	2.8	2.9
Freddie Mac	0.9	0.3
Nomura Asset Securities Corp.	0.4	0.3
	26.7	22.0
Top Five Market Sectors as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	16.0	17.2
Technology	9.8	7.6
Utilities	9.2	10.6
Health	5.7	3.1
Media & Leisure	5.0	6.9
Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Stocks 56.0%		Stocks 56.6%
	Bonds 39.6%		Bonds 35.5%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	3.9%	** Foreign investments	2.6%

Annual Report

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 56.0%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 1.1%
Boeing Co.	543,200	$ 26,617
Northrop Grumman Corp.	270,000	19,187
Textron, Inc.	275,000	15,692
TOTAL AEROSPACE & DEFENSE		61,496
BASIC INDUSTRIES - 1.8%
Chemicals & Plastics - 1.0%
E.I. du Pont de Nemours and Co.	455,703	20,649
Praxair, Inc.	475,000	18,792
Union Carbide Corp.	400,000	17,925
		57,366
Metals & Mining - 0.3%
Alcoa, Inc.	331,600	10,031
Phelps Dodge Corp.	157,400	6,404
		16,435
Paper & Forest Products - 0.5%
Kimberly-Clark Corp.	515,000	29,580
Pentair, Inc.	100,000	3,063
		32,643
TOTAL BASIC INDUSTRIES		106,444
CONSTRUCTION & REAL ESTATE - 0.8%
Building Materials - 0.0%
Lafarge Corp.	150,933	3,396
Construction - 0.3%
Centex Corp.	332,000	7,947
Pulte Corp.	325,000	7,455
		15,402
Real Estate Investment Trusts - 0.5%
Equity Office Properties Trust	772,400	23,558
ProLogis Trust	150,000	3,497
		27,055
TOTAL CONSTRUCTION & REAL ESTATE		45,853
DURABLES - 1.9%
Autos, Tires, & Accessories - 1.2%
AutoNation, Inc.	1,650,000	11,447
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Autos, Tires, & Accessories - continued
Danaher Corp.	73,400	$ 3,739
General Motors Corp.	56,407	3,212
Navistar International Corp. (a)	1,480,000	52,818
		71,216
Consumer Durables - 0.5%
Minnesota Mining & Manufacturing Co.	282,300	25,425
Consumer Electronics - 0.2%
General Motors Corp. Class H (a)	429,403	11,111
TOTAL DURABLES		107,752
ENERGY - 4.7%
Energy Services - 1.1%
Diamond Offshore Drilling, Inc.	150,000	5,634
Halliburton Co.	100,000	4,613
Varco International, Inc. (a)	505,850	8,726
Weatherford International, Inc.	1,163,400	46,609
		65,582
Oil & Gas - 3.6%
Burlington Resources, Inc.	325,000	10,603
Chevron Corp.	190,400	15,042
Conoco, Inc. Class B	625,000	14,414
Exxon Mobil Corp.	1,662,200	132,976
Grant Prideco, Inc. (a)	1,438,400	28,948
Sunoco, Inc.	150,000	3,656
		205,639
TOTAL ENERGY		271,221
FINANCE - 12.5%
Banks - 3.0%
Bank of America Corp.	572,300	27,113
Bank of New York Co., Inc.	200,000	9,363
Bank One Corp.	600,000	19,088
Chase Manhattan Corp.	619,950	30,804
First Union Corp.	325,000	8,389
Firstar Corp.	600,000	11,850
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Mellon Financial Corp.	1,304,000	$ 49,145
PNC Financial Services Group, Inc.	327,500	16,662
		172,414
Credit & Other Finance - 3.3%
American Express Co.	595,000	33,729
Associates First Capital Corp. Class A	2,400,000	62,850
Citigroup, Inc.	1,178,950	83,190
Household International, Inc.	350,000	15,597
		195,366
Federal Sponsored Credit - 1.5%
Fannie Mae	558,000	27,830
Freddie Mac	1,527,500	60,241
		88,071
Insurance - 3.0%
AFLAC, Inc.	200,000	10,388
AMBAC Financial Group, Inc.	268,600	17,308
American International Group, Inc.	671,531	58,885
CIGNA Corp.	109,800	10,966
Marsh & McLennan Companies, Inc.	72,400	8,833
MetLife, Inc.	1,450,000	30,450
Protective Life Corp.	95,500	2,590
The Chubb Corp.	183,300	13,564
UnumProvident Corp.	600,000	13,800
XL Capital Ltd. Class A	85,000	5,610
		172,394
Securities Industry - 1.7%
Charles Schwab Corp.	658,850	23,801
Lehman Brothers Holdings, Inc.	236,300	26,554
Merrill Lynch & Co., Inc.	145,000	18,741
Morgan Stanley Dean Witter & Co.	332,600	30,350
		99,446
TOTAL FINANCE		727,691
HEALTH - 5.7%
Drugs & Pharmaceuticals - 4.1%
American Home Products Corp.	168,500	8,941
Bristol-Myers Squibb Co.	1,349,700	66,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	150,000	$ 8,016
Eli Lilly & Co.	802,300	83,339
Exelixis, Inc.	165,500	6,444
Pfizer, Inc.	898,700	38,756
Schering-Plough Corp.	641,000	27,683
		240,158
Medical Equipment & Supplies - 1.4%
Abbott Laboratories	1,055,700	43,944
Baxter International, Inc.	292,900	22,773
Cardinal Health, Inc.	125,000	9,188
Johnson & Johnson	50,000	4,653
		80,558
Medical Facilities Management - 0.2%
HCA - The Healthcare Co.	400,000	13,600
TOTAL HEALTH		334,316
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
Electrical Equipment - 1.7%
Alcatel SA sponsored ADR	225,000	16,453
Emerson Electric Co.	417,400	25,487
General Electric Co.	1,158,200	59,575
		101,515
Industrial Machinery & Equipment - 0.5%
Caterpillar, Inc.	342,700	11,673
Ingersoll-Rand Co.	410,000	16,093
		27,766
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		129,281
MEDIA & LEISURE - 3.6%
Broadcasting - 1.2%
American Tower Corp. Class A (a)	200,000	8,575
AMFM, Inc. (a)	75,000	5,358
AT&T Corp. - Liberty Media Group Class A (a)	1,163,600	25,890
Clear Channel Communications, Inc. (a)	91,500	6,971
Infinity Broadcasting Corp. Class A (a)	250,000	8,813
Time Warner, Inc.	182,828	14,021
		69,628
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Entertainment - 1.6%
Fox Entertainment Group, Inc. Class A (a)	588,000	$ 18,008
News Corp. Ltd. sponsored ADR	223,200	10,993
Viacom, Inc. Class B (non-vtg.) (a)	450,000	29,841
Walt Disney Co.	821,400	31,778
		90,620
Lodging & Gaming - 0.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	200,000	6,825
Publishing - 0.4%
McGraw-Hill Companies, Inc.	223,300	13,272
The New York Times Co. Class A	289,500	11,924
		25,196
Restaurants - 0.3%
McDonald's Corp.	485,200	15,284
TOTAL MEDIA & LEISURE		207,553
NONDURABLES - 2.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	355,400	28,610
Seagram Co. Ltd.	100,000	5,606
		34,216
Foods - 1.2%
Keebler Foods Co.	575,000	25,372
Nabisco Group Holdings Corp.	575,000	15,238
PepsiCo, Inc.	125,000	5,727
Quaker Oats Co.	361,900	24,338
		70,675
Household Products - 0.5%
Avon Products, Inc.	164,100	6,513
Procter & Gamble Co.	395,000	22,466
		28,979
Tobacco - 0.5%
Philip Morris Companies, Inc.	1,100,000	27,775
TOTAL NONDURABLES		161,645
PRECIOUS METALS - 0.1%
Newmont Mining Corp.	500,300	8,880
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - 1.5%
Apparel Stores - 0.6%
AnnTaylor Stores Corp. (a)	425,000	$ 12,006
Gap, Inc.	164,600	5,895
The Limited, Inc.	745,000	15,226
		33,127
General Merchandise Stores - 0.7%
BJ's Wholesale Club, Inc. (a)	425,000	12,723
Costco Wholesale Corp. (a)	150,000	4,884
Target Corp.	720,000	20,880
		38,487
Grocery Stores - 0.1%
Safeway, Inc. (a)	205,400	9,256
Retail & Wholesale, Miscellaneous - 0.1%
Best Buy Co., Inc. (a)	100,000	7,275
TOTAL RETAIL & WHOLESALE		88,145
SERVICES - 0.7%
Printing - 0.1%
Reynolds & Reynolds Co. Class A	475,000	7,927
Services - 0.6%
H&R Block, Inc.	568,500	18,192
True North Communications	299,800	14,634
		32,826
TOTAL SERVICES		40,753
TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
ADC Telecommunications, Inc. (a)	280,000	11,743
Cisco Systems, Inc. (a)	530,000	34,682
Lucent Technologies, Inc.	265,000	11,594
Nokia AB sponsored ADR	310,000	13,737
		71,756
Computer Services & Software - 2.3%
Adobe Systems, Inc.	67,700	7,752
Cadence Design Systems, Inc. (a)	487,100	10,168
Computer Associates International, Inc.	1,001,200	24,842
Computer Sciences Corp. (a)	242,300	15,144
Covad Communications Group, Inc. (a)	351,750	5,804
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Electronic Data Systems Corp.	300,000	$ 12,900
Microsoft Corp. (a)	490,400	34,236
Sabre Holdings Corp. Class A	252,928	6,181
Unisys Corp. (a)	1,859,500	18,246
		135,273
Computers & Office Equipment - 3.1%
Adaptec, Inc. (a)	225,000	5,569
Apple Computer, Inc. (a)	556,200	28,262
Comdisco, Inc.	330,000	8,539
Compaq Computer Corp.	1,100,000	30,869
Dell Computer Corp. (a)	500,100	21,973
Diebold, Inc.	450,000	12,741
EMC Corp. (a)	280,000	23,835
Hewlett-Packard Co.	119,300	13,026
International Business Machines Corp.	207,100	23,286
Lexmark International Group, Inc. Class A (a)	200,000	9,013
		177,113
Electronic Instruments - 0.5%
Agilent Technologies, Inc.	418,148	17,040
Thermo Electron Corp. (a)	400,000	8,300
		25,340
Electronics - 2.3%
Advanced Micro Devices, Inc. (a)	127,700	9,186
Analog Devices, Inc. (a)	87,400	5,845
Intel Corp.	160,000	10,680
Micron Technology, Inc. (a)	458,000	37,327
Motorola, Inc.	1,244,400	41,143
Texas Instruments, Inc.	531,600	31,198
		135,379
TOTAL TECHNOLOGY		544,861
TRANSPORTATION - 0.5%
Air Transportation - 0.3%
AMR Corp.	100,000	3,306
Continental Airlines, Inc. Class B (a)	50,000	2,613
Southwest Airlines Co.	426,900	10,086
		16,005
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TRANSPORTATION - continued
Railroads - 0.2%
Burlington Northern Santa Fe Corp.	400,000	$ 9,775
Union Pacific Corp.	124,900	5,394
		15,169
TOTAL TRANSPORTATION		31,174
UTILITIES - 6.7%
Cellular - 1.2%
Nextel Communications, Inc. Class A (a)	200,000	11,188
Sprint Corp. - PCS Group Series 1 (a)	540,000	29,835
Vodafone Group PLC sponsored ADR	273,400	11,790
VoiceStream Wireless Corp. (a)	135,000	17,314
		70,127
Electric Utility - 1.4%
AES Corp. (a)	600,000	32,063
Calpine Corp. (a)	300,000	21,375
IPALCO Enterprises, Inc.	717,100	16,224
Montana Power Co.	250,000	7,234
NRG Energy, Inc.	149,000	3,492
		80,388
Gas - 0.9%
Dynegy, Inc. Class A	563,117	39,629
Enron Corp.	188,500	13,878
		53,507
Telephone Services - 3.2%
AT&T Corp.	1,212,850	37,523
BellSouth Corp.	785,500	31,273
Qwest Communications International, Inc. (a)	719,300	33,762
SBC Communications, Inc.	1,314,000	55,927
Time Warner Telecom, Inc. Class A (a)	249,900	15,478
WorldCom, Inc. (a)	276,771	10,811
		184,774
TOTAL UTILITIES		388,796
TOTAL COMMON STOCKS (Cost $2,834,796)		3,255,861
Nonconvertible Bonds - 10.5%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.2%
Defense Electronics - 0.2%
Raytheon Co. 7.9% 3/1/03 (e)	Baa2	$ 8,780	$ 8,830
BASIC INDUSTRIES - 0.0%
Paper & Forest Products - 0.0%
Abitibi-Consolidated, Inc. 8.85% 8/1/30	Baa3	2,130	2,128
Fort James Corp. 6.625% 9/15/04	Baa2	910	863
			2,991
CONSTRUCTION & REAL ESTATE - 0.7%
Real Estate - 0.1%
Duke Realty LP 7.3% 6/30/03	Baa1	5,000	4,936
Real Estate Investment Trusts - 0.6%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	2,600	2,428
Equity Office Properties Trust:
6.5% 1/15/04	Baa1	6,000	5,762
6.625% 2/15/05	Baa1	2,500	2,371
7.25% 2/15/18	Baa1	15,000	13,097
ProLogis Trust 6.7% 4/15/04	Baa1	1,550	1,484
Spieker Properties LP 6.8% 5/1/04	Baa2	2,050	1,972
Spieker Properties, Inc. 7.125% 7/1/09	Baa2	9,700	8,996
			36,110
TOTAL CONSTRUCTION & REAL ESTATE			41,046
ENERGY - 0.3%
Oil & Gas - 0.3%
Anadarko Petroleum Corp. 7.2% 3/15/29	Baa1	6,970	6,508
Apache Corp.:
7.625% 7/1/19	Baa1	1,535	1,504
7.7% 3/15/26	Baa1	1,500	1,476
Apache Finance Property Ltd. 6.5% 12/15/07	Baa1	2,600	2,414
Conoco, Inc. 5.9% 4/15/04	A3	2,300	2,204
YPF Sociedad Anonima:
7.75% 8/27/07	B1	175	166
8% 2/15/04	B1	1,190	1,170
			15,442
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - 3.5%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	$ 6,750	$ 6,678
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	3,300	3,322
Bank One Corp. 7.875% 8/1/10	A1	12,500	12,453
BanPonce Financial Corp. 6.75% 8/9/01	A3	770	765
Barclays Bank PLC yankee 5.95% 7/15/01	A1	10,200	10,140
Capital One Bank 6.375% 2/15/03	Baa2	5,300	5,096
Commonwealth Bank of Australia 8.5% 6/1/10	Aa3	2,000	2,072
HSBC Finance Nederland BV 7.4% 4/15/03 (e)	A1	750	748
Korea Development Bank:
6.625% 11/21/03	Baa2	4,045	3,896
7.125% 4/22/04	Baa2	600	574
7.375% 9/17/04	Baa2	1,295	1,257
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,718
6.875% 11/15/02	Baa2	8,350	8,249
Providian National Bank:
6.25% 5/7/01	Baa3	2,345	2,313
6.75% 3/15/02	Baa3	905	886
Sanwa Finance Aruba AEC 8.35% 7/15/09	Baa1	14,100	14,020
Sumitomo Bank International Finance NV 8.5% 6/15/09	Baa1	1,500	1,528
Union Planters National Bank 6.81% 8/20/01	A3	4,000	3,982
Zions Bancorp 8.625% 10/15/02	A3	6,000	6,118
			85,815
Credit & Other Finance - 1.8%
Associates Corp. of North America:
6% 4/15/03	Aa3	5,550	5,358
6% 7/15/05	Aa3	10,000	9,347
Bellsouth Capital Funding Corp. 7.75% 2/15/10	Aa3	2,800	2,808
CIT Group, Inc. 5.5% 2/15/04	A1	2,000	1,859
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	1,250	1,237
ERP Operating LP:
6.55% 11/15/01	A3	2,000	1,974
7.1% 6/23/04	A3	4,000	3,886
Finova Capital Corp.:
6.12% 5/28/02	Baa2	5,000	4,500
7.25% 11/8/04	Baa2	2,200	1,881
First Security Capital I 8.41% 12/15/26	A3	3,490	3,276
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
Ford Motor Credit Co. 7.875% 6/15/10	A2	$ 5,490	$ 5,490
General Motors Acceptance Corp. 7.5% 7/15/05	A2	5,000	4,975
Household Finance Corp. 8% 5/9/05	A2	6,900	6,983
HSBC Capital Funding LP 10.176% 12/31/49 (d)(e)	A1	2,825	3,063
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	8,265	7,882
Popular North America, Inc. 7.375% 9/15/01	A3	3,000	2,990
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	8,670	8,212
6.875% 11/15/28	Baa1	16,065	13,891
The Money Store, Inc. 7.3% 12/1/02	A2	3,850	3,823
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,270	2,281
TXU Eastern Funding 6.75% 5/15/09	Baa1	3,920	3,505
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	4,835	4,195
			103,416
Insurance - 0.2%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	10,000	9,756
Savings & Loans - 0.0%
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	3,750	3,708
Securities Industry - 0.0%
Amvescap PLC yankee 6.375% 5/15/03	A3	3,600	3,443
TOTAL FINANCE			206,138
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Tyco International Group SA:
yankee 6.875% 1/15/29	Baa1	8,000	6,995
6.875% 9/5/02	Baa1	15,000	14,947
			21,942
MEDIA & LEISURE - 1.4%
Broadcasting - 1.0%
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	7,750	7,134
Clear Channel Communications, Inc.:
6.875% 6/15/18	Baa3	10,000	8,835
7.25% 10/15/27	Baa3	2,000	1,800
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
Continental Cablevision, Inc. 8.3% 5/15/06	A2	$ 2,485	$ 2,553
Nielsen Media Research, Inc. 7.6% 6/15/09	A3	3,495	3,335
Shaw Communications, Inc. 8.25% 4/11/10	Baa2	3,120	3,152
TCI Communications, Inc.:
8.75% 8/1/15	A2	4,120	4,380
9.8% 2/1/12	A2	6,290	7,109
TCI Communications Financing III 9.65% 3/31/27	A3	4,100	4,583
Time Warner, Inc. 6.85% 1/15/26	Baa3	10,000	9,731
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	3,760	3,615
			56,227
Entertainment - 0.1%
Viacom, Inc. 7.75% 6/1/05	Baa1	5,300	5,338
Publishing - 0.3%
News America Holdings, Inc. 8% 10/17/16	Baa3	13,000	12,631
News America, Inc. 7.125% 4/8/28	Baa3	1,800	1,551
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa2	6,500	6,689
			20,871
TOTAL MEDIA & LEISURE			82,436
NONDURABLES - 0.3%
Beverages - 0.1%
Seagram JE & Sons, Inc.:
6.625% 12/15/05	Baa3	1,555	1,492
6.8% 12/15/08	Baa3	4,590	4,321
			5,813
Foods - 0.1%
ConAgra, Inc. 7.125% 10/1/26	Baa1	5,000	4,741
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	5,100	4,774
TOTAL NONDURABLES			15,328
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
RETAIL & WHOLESALE - 0.2%
Drug Stores - 0.1%
Rite Aid Corp.:
6.5% 12/15/05 (e)	Caa1	$ 6,910	$ 2,971
7.125% 1/15/07	Caa1	2,465	1,035
			4,006
General Merchandise Stores - 0.1%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	6,000	5,716
8.5% 6/15/03	Baa1	2,275	2,276
			7,992
TOTAL RETAIL & WHOLESALE			11,998
TECHNOLOGY - 0.4%
Computers & Office Equipment - 0.4%
Comdisco, Inc.:
5.95% 4/30/02	Baa1	6,000	5,703
6.375% 11/30/01	Baa1	12,000	11,624
7.25% 9/1/02	Baa1	6,360	6,159
			23,486
TRANSPORTATION - 0.6%
Air Transportation - 0.1%
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	1,615	1,570
7.73% 9/15/12	Baa1	659	633
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	734	702
9.875% 4/30/08	Baa1	4,265	4,260
			7,165
Railroads - 0.5%
Burlington Northern Santa Fe Corp.:
6.53% 7/15/37	Baa2	12,000	11,650
6.875% 12/1/27	Baa2	5,000	4,369
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	8,820	8,640
Union Pacific Corp. 7.125% 2/1/28	Baa3	4,000	3,605
			28,264
TOTAL TRANSPORTATION			35,429
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 2.5%
Electric Utility - 1.0%
Avon Energy Partners Holdings:
6.46% 3/4/08 (e)	Baa2	$ 6,800	$ 6,057
7.05% 12/11/07 (e)	Baa2	20,000	18,499
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	3,450	3,456
8.125% 6/15/10	Baa1	3,680	3,750
DR Investments UK PLC yankee 7.1% 5/15/02 (e)	A2	7,500	7,436
Illinois Power Co. 7.5% 6/15/09	Baa1	3,330	3,217
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (e)	A3	10,795	9,566
yankee 7.25% 12/15/06 (e)	A3	3,000	2,905
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	1,660	1,722
Texas Utilities Co. 6.375% 1/1/08	Baa3	4,135	3,724
			60,332
Gas - 0.3%
CMS Panhandle Holding Co.:
6.125% 3/15/04	Baa3	3,500	3,318
7% 7/15/29	Baa3	2,650	2,259
Reliant Energy Resources Corp. 8.125% 7/15/05 (e)	Baa1	4,000	4,008
Southwest Gas Corp. 9.75% 6/15/02	Baa2	8,700	8,972
			18,557
Telephone Services - 1.2%
Cable & Wireless Optus Ltd.:
8% 6/22/10 (e)	Baa1	6,500	6,527
8.125% 6/15/09 (e)	Baa1	5,000	5,042
Deutsche Telekom International Finance BV:
8% 6/15/10	Aa2	7,800	7,841
8.25% 6/15/30	Aa2	13,130	13,320
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	5,020	4,699
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	10,070	9,620
7.7% 7/20/29	Baa1	11,392	10,756
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
WorldCom, Inc.:
7.75% 4/1/07	A3	$ 1,350	$ 1,359
8.875% 1/15/06	A3	9,592	9,894
			69,058
TOTAL UTILITIES			147,947
TOTAL NONCONVERTIBLE BONDS (Cost $641,147)			613,013
U.S. Government and Government Agency Obligations - 11.4%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
5.25% 1/15/09	Aaa	9,850	8,674
6.5% 4/29/09	Aaa	86,000	80,370
7% 7/15/05	Aaa	15,320	15,332
7.25% 5/15/30	Aaa	9,735	9,998
Federal Agricultural Mortgage Corp.:
7.01% 2/10/05	Aaa	1,530	1,529
7.04% 8/10/05	Aaa	2,400	2,398
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	4,574	3,511
Freddie Mac:
5.75% 3/15/09	Aaa	12,000	10,920
6.25% 7/15/04	Aaa	10,930	10,650
6.45% 4/29/09	Aaa	12,000	11,188
6.875% 1/15/05	Aaa	4,880	4,856
7% 7/15/05	Aaa	6,800	6,802
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	2,918	2,970
Class 3-T, 9.625% 5/15/02	Aaa	555	564
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	964	958
Tennessee Valley Authority 7.125% 5/1/30	Aaa	2,065	2,074
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			172,794
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	$ 37,370	$ 38,462
8.75% 5/15/17	Aaa	7,665	9,738
8.875% 8/15/17	Aaa	83,420	107,260
9.875% 11/15/15	Aaa	9,860	13,464
14% 11/15/11	Aaa	30,720	42,619
U.S. Treasury Notes:
5.5% 2/15/08	Aaa	23,610	22,677
5.625% 9/30/01	Aaa	2,340	2,318
5.875% 10/31/01	Aaa	68,800	68,327
6.5% 5/31/02	Aaa	108,910	109,149
6.625% 6/30/01	Aaa	5,000	5,008
7% 7/15/06	Aaa	36,000	37,395
7.5% 11/15/01	Aaa	8,510	8,618
U.S. Treasury Notes - coupon STRIPS 0% 11/15/11	Aaa	54,800	27,477
TOTAL U.S. TREASURY OBLIGATIONS			492,512
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $663,230)			665,306
U.S. Government Agency - Mortgage Securities - 15.1%

Fannie Mae - 12.3%
5.5% 11/1/08 to 3/1/14	Aaa	13,051	12,258
6% 1/1/12 to 1/1/29	Aaa	53,329	49,071
6.5% 7/1/08 to 8/1/30	Aaa	244,324	231,163
6.5% 8/1/30 (h)	Aaa	65,000	61,384
7% 12/1/08 to 4/1/30	Aaa	88,458	85,683
7.5% 6/1/07 to 7/1/30	Aaa	179,765	177,289
8% 9/1/17 to 8/1/30	Aaa	95,844	96,138
TOTAL FANNIE MAE			712,986
Government National Mortgage Association - 2.8%
6.5% 3/15/26 to 4/15/29 (i)	Aaa	66,043	62,627
7% 8/15/25 to 12/15/28	Aaa	78,005	75,823
7.5% 1/15/26 to 9/15/28	Aaa	23,366	23,165
8% 1/15/17 to 8/15/25	Aaa	824	832
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
9% 11/15/14 to 1/15/23	Aaa	$ 358	$ 371
9.5% 11/15/20 to 3/15/23	Aaa	209	219
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			163,037
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $899,407)			876,023
Asset-Backed Securities - 0.7%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	4,200	4,021
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	4,680	4,537
Discover Card Master Trust I 5.85% 11/16/04	A2	5,000	4,859
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	3,850	3,803
6.4% 12/15/02	Aa2	2,360	2,329
7.03% 11/15/03	Aaa	1,119	1,119
Key Auto Finance Trust:
6.3% 10/15/03	A2	1,405	1,395
6.65% 10/15/03	Baa3	412	411
Premier Auto Trust 5.59% 2/9/04	Aaa	15,000	14,578
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	6,100	6,096
TOTAL ASSET-BACKED SECURITIES (Cost $44,046)			43,148
Collateralized Mortgage Obligations - 0.1%

U.S. Government Agency - 0.1%
Freddie Mac planned amortization class Series 1608 Class L, 6.5% 9/15/23 (Cost $3,788)	Aaa	4,100	3,825
Commercial Mortgage Securities - 1.3%

CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,790	5,354
Series 1998-FL1:
Class D, 7.145% 12/10/00 (e)(f)	A2	6,100	6,103
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.: - continued
Class E, 7.495% 1/10/13 (e)(f)	Baa2	$ 12,180	$ 12,158
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	5,000	5,020
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	Aa2	4,000	3,938
Class C1, 7.52% 5/15/06 (e)	A2	4,000	3,938
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9698% 4/13/31 (e)(f)	Baa3	5,000	4,447
Nomura Asset Securities Corp. Series 1998-D6:
Class A1C, 6.69% 3/17/28	Aaa	10,000	9,314
Class A4, 7.3615% 3/17/28 (f)	Baa2	20,000	18,291
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (e)	Aaa	8,000	7,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $79,070)			76,123
Foreign Government and Government Agency Obligations (g) - 0.4%

Korean Republic yankee:
8.75% 4/15/03	Baa2	1,900	1,936
8.875% 4/15/08	Baa2	2,946	3,035
Quebec Province yankee:
7.125% 2/9/24	A2	680	649
7.5% 7/15/23	A2	2,880	2,870
United Mexican States:
global 8.5% 2/1/06	Baa3	8,600	8,572
9.875% 2/1/10	Baa3	5,000	5,260
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,969)			22,322
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $2,981)	Aaa	3,000	2,872
Cash Equivalents - 5.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 6.57% (c)	305,453,245	$ 305,453
Fidelity Securities Lending Cash Central Fund, 6.65% (c)	6,489,200	6,489
TOTAL CASH EQUIVALENTS (Cost $311,942)		311,942
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,503,376)		5,870,435
NET OTHER ASSETS - (1.0)%		(56,346)
NET ASSETS - 100%		$ 5,814,089
Legend
(a) Non-income producing
(b) S&P ® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $113,796,000 or 2.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) Security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	30.9%	AAA, AA, A	28.0%
Baa	8.2%	BBB	7.3%
Ba	0.0%	BB	0.4%
B	0.0%	B	0.1%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $5,515,877,000. Net unrealized appreciation aggregated $354,558,000, of which $623,135,000 related to appreciated investment securities and $268,577,000 related to depreciated investment securities.

The fund hereby designates approximately $351,419,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2000
Assets
Investment in securities, at value (cost $5,503,376) - See accompanying schedule		$ 5,870,435
Commitment to sell securities on a delayed delivery basis	$ (61,628)
Receivable for securities sold on a delayed delivery basis	61,851	223
Receivable for investments sold, regular delivery		66,113
Cash		36
Receivable for fund shares sold		3,583
Dividends receivable		2,604
Interest receivable		27,915
Other receivables		90
Total assets		5,970,999
Liabilities
Payable for investments purchased Regular delivery	77,626
Delayed delivery	61,682
Payable for fund shares redeemed	7,962
Accrued management fee	2,088
Other payables and accrued expenses	1,063
Collateral on securities loaned, at value	6,489
Total liabilities		156,910
Net Assets		$ 5,814,089
Net Assets consist of:
Paid in capital		$ 5,332,631
Undistributed net investment income		19,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		94,799
Net unrealized appreciation (depreciation) on investments		367,293
Net Assets, for 379,169 shares outstanding		$ 5,814,089
Net Asset Value, offering price and redemption price per share ($5,814,089 ÷ 379,169 shares)		$15.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2000
Investment Income Dividends		$ 43,461
Interest		169,793
Security lending		246
Total income		213,500
Expenses
Management fee	$ 25,268
Transfer agent fees	12,864
Accounting and security lending fees	815
Non-interested trustees' compensation	24
Custodian fees and expenses	149
Registration fees	94
Audit	70
Legal	34
Reports to shareholders	137
Miscellaneous	12
Total expenses before reductions	39,467
Expense reductions	(2,110)	37,357
Net investment income		176,143
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	179,568
Foreign currency transactions	1	179,569
Change in net unrealized appreciation (depreciation) on:
Investment securities	(252,300)
Delayed delivery commitments	223	(252,077)
Net gain (loss)		(72,508)
Net increase (decrease) in net assets resulting from operations		$ 103,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2000	Year ended July 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 176,143	$ 143,436
Net realized gain (loss)	179,569	683,387
Change in net unrealized appreciation (depreciation)	(252,077)	15,318
Net increase (decrease) in net assets resulting from operations	103,635	842,141
Distributions to shareholders From net investment income	(180,281)	(128,130)
From net realized gain	(691,340)	(378,957)
Total distributions	(871,621)	(507,087)
Share transactions Net proceeds from sales of shares	1,740,915	1,527,019
Reinvestment of distributions	853,559	495,851
Cost of shares redeemed	(1,953,701)	(1,379,305)
Net increase (decrease) in net assets resulting from share transactions	640,773	643,565
Total increase (decrease) in net assets	(127,213)	978,619
Net Assets
Beginning of period	5,941,302	4,962,683
End of period (including undistributed net investment income of $19,366 and $22,329, respectively)	$ 5,814,089	$ 5,941,302
Other Information Shares
Sold	112,488	91,041
Issued in reinvestment of distributions	54,945	33,987
Redeemed	(127,641)	(83,449)
Net increase (decrease)	39,792	41,579

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 16.66	$ 16.49	$ 12.90	$ 13.20
Income from Investment Operations
Net investment income	.46 B	.44 B	.48 B	.51 B	.57
Net realized and unrealized gain (loss)	(.18)	2.09	1.67	3.73	(.27)
Total from investment operations	.28	2.53	2.15	4.24	.30
Less Distributions
From net investment income	(.48)	(.40)	(.52)	(.65)	(.60)
From net realized gain	(1.98)	(1.28)	(1.46)	-	-
Total distributions	(2.46)	(1.68)	(1.98)	(.65)	(.60)
Net asset value, end of period	$ 15.33	$ 17.51	$ 16.66	$ 16.49	$ 12.90
Total Return A	1.82%	17.48%	14.54%	33.82%	2.25%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 5,814	$ 5,941	$ 4,963	$ 4,173	$ 4,022
Ratio of expenses to average net assets	.67%	.68%	.70%	.75%	.82%
Ratio of expenses to average net assets after expense reductions	.63% C	.65% C	.67% C	.74% C	.79% C
Ratio of net investment income to average net assets	2.98%	2.67%	2.97%	3.58%	4.12%
Portfolio turnover rate	139%	157%	135%	70%	247%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,803,075,000 and $7,746,036,000, respectively, of which U.S. government and government agency obligations aggregated $2,189,621,000 and $1,790,824,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period.

The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $439,000 for the period.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $6,112,000. The fund received cash collateral of $6,489,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,528,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $572,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 11, 2000

Annual Report

Distributions

The Board of Trustees of Fidelity Balanced Fund voted to pay on September 11, 2000, to shareholders of record at the opening of business on September 8, 2000, a distribution of $.28 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.10 per share from net investment income.

A total of 6.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 8% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Kevin E. Grant, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

William O. McCoy *

Marvin L. Mann *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
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Fidelity®

Low-Priced Stock

Fund

Annual Report

July 31, 2000

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund's investments over the past six months.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	36	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	40	Notes to the financial statements.
Report of Independent Accountants	53	The auditors' opinion
Distributions	54

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Low-Priced Stock	4.57%	86.40%	390.34%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	1.43%	80.81%	375.63%
Russell 2000 ®	13.77%	78.30%	261.51%
Small Cap Funds Average	27.01%	112.85%	442.56%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 788 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Low-Priced Stock	4.57%	13.26%	17.23%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	1.43%	12.58%	16.88%
Russell 2000	13.77%	12.26%	13.70%
Small Cap Funds Average	27.01%	15.63%	16.93%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Low-Priced Stock Fund on July 31, 1990, and the current 3.00% sales charge was paid. As the chart shows, by July 31, 2000, the value of the investment would have grown to $47,563 - a 375.63% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $36,151 - a 261.51% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of July 31, 2000, the one year, five year and 10 year cumulative total returns for the small-cap value funds average were 7.36%, 81.22%, and 245.15%, respectively. The one year, five year and 10 year average annual total returns were 7.36%, 12.20%, and 12.98%, respectively. The one year, five year and 10 year cumulative total returns for the small-cap supergroup average were 24.10%, 99.75%, and 298.72%, respectively. The one year, five year and 10 year average annual total returns were 24.10%, 14.22%, and 14.42%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

During the 12-month period that ended July 31, 2000, the U.S. equity markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated economy was delivered via a series of five interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate by a combined total of 1.50% during the period - gradually tempered the robust optimism toward stocks as the period progressed. Most of the effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll in the period's second half. The Dow Jones Industrial Average - a benchmark of blue chip stocks - returned 0.27% during the overall period, but has declined 7.65% during the past seven months. Similarly, the Standard & Poor's 500 Index, an index of 500 larger companies, returned 8.98% for the past year, but feeling the impact of the Fed's action, has lost 1.98% year to date. Even the seemingly invincible NASDAQ Composite Index, which finished the period with a 43.08% gain, has given back 7.33% in 2000. Growing concerns about a potential economic slowdown during the second half of the period also affected small-cap stocks, as evidenced by the Russell 2000®'s 13.77% advance for the 12-month period, compared to its weak -0.28% return year to date.

SM

(Portfolio Manager photograph)
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund

Q. How did the fund perform, Joel?

A. For the 12 months that ended July 31, 2000, the fund returned 4.57%. This trailed both the Russell 2000 Index, which returned 13.77% during the same period, and the small cap funds average, which returned 27.01% according to Lipper Inc.

Q. What factors caused the fund
to underperform?

A. Through the first eight months of the period, investors were still drawn to momentum and story stocks, particularly those in industries such as biotechnology, the Internet and telecommunications. Much of the attraction to these stocks, however, seemed to come from what the companies may accomplish in the future rather than what they were currently producing. I've typically favored stocks that are demonstrating strong current performance and earnings, and this approach wasn't rewarded for most of the period. Momentum and technology stocks did fall back in April and May, and the latter months of the period were somewhat better for the fund. Good stock picking in the media and leisure area, especially among cable TV and radio stocks, added to the fund's return.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Were you able to find some good opportunities in the technology sector?

A. There were some good opportunities that came up after the technology decline, particularly with companies involved in semiconductors or those that offered specific tech-related services. For instance, I added to the fund's weighting in Dallas Semiconductor - its largest single holding at the end of the period - as well as General Semiconductor. In terms of service-related stocks, I raised the fund's position in Affiliated Computer Services, an outsourcing company that manages information technology departments, processes bills, etc. Overall, though, the majority of technology names were still at valuations that were difficult for me to justify.

Q. You mentioned media and leisure stocks as being good performers during the period. Can you elaborate?

A. The fund continued to get strong performance from Canadian cable TV stocks such as Moffat Communications and Cogeco. Each company benefited from offering broadband Internet connections over their cable wires. Another strong area was radio broadcasters, which performed well due to buoyant advertising demand. Scottish Radio and Capital Radio were two stocks that performed particularly well.

Q. How did the finance sector
perform during the period?

A. Not so well. The Federal Reserve Board raised interest rates five times during the period, raising banks' deposit costs and squeezing lending margins. Many lending institutions saw loan growth shrink as a result. Two fund holdings that were hurt by these trends were WSFS Financial Corp. and Washington Federal. On the insurance side, many firms were grappling with rising losses and inadequate pricing to cover those losses, especially in the areas of workers' compensation and commercial property. Stocks such as UICI and Fremont General Corp. fell during the period as a result. My attraction to the group remained strong at the end of the period, particularly as I began to see signs of better pricing trends.

Q. Together, retail and health stocks represented just under 19% of the fund's investments. How did these groups perform?

A. The retail group was sluggish primarily due to slower sales for many of the companies the fund owned, including Ross Stores, Brookstone and Claire's Stores. This slowdown may have been attributable to both a volatile stock market and higher interest rates. In terms of health stocks, I've been focusing on service-related companies that have the ability to manage or reduce costs. Quest Diagnostics, for example - the fund's top performer during the period - was able to cut costs after its merger with SmithKline Beecham's clinical lab division.

Q. What's in store for the next few months, Joel?

A. First, I'm going to spend a lot of time looking for new opportunities created by the Internet and the new wireless communications standards and applications. Also, since I'm worried that the interest-rate hikes we've seen during the period will ultimately dampen economic growth, I'm going to look for stocks that are steady growers and that reside in industries - such as health - that shouldn't be affected too much by a slowdown.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: capital appreciation by normally investing in low-priced common stocks ($35 or less at time of purchase)

Fund number: 316

Trading symbol: FLPSX

Start date: December 27, 1989

Size: as of July 31, 2000, more than $6.0 billion

Manager: Joel Tillinghast, since 1989; equity analyst, 1986-1989; joined Fidelity in 1986

3

Joel Tillinghast explores the futuristic mindset of investors:

"Over the past two years or so, the market has favored stocks with potentially brilliant futures, including many of those in the Internet, biotechnology and wireless areas. These industries offer a certain excitement, and investors have been mesmerized by the future potential of these companies. And they've been rewarded handsomely, as well.

"As a manager whose mandate is to make money for his shareholders over time, however, I try not to get caught up in the waves of excitement. My philosophy is that I'd rather buy stocks with a clear probability of a bright future than those with a chance at a brilliant future.

"My reasoning is that predicting the future is awfully difficult, particularly when we find ourselves in a period of technological change. Technology is changing things today in the blink of an eye, and if you're investing in companies that have low probability of being successful over time, your chance of hitting the bull's-eye becomes narrower and narrower.

"In 1998 and 1999, a lot of companies hit the bull's-eye. Their lottery number came in. But that trend - as we've seen in the latter months of the period - certainly won't last forever. I feel that looking for stocks with a high probability of succeeding over time is a better approach than waiting to win the lottery."

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Dallas Semiconductor Corp.	2.5	2.2
Quest Diagnostics, Inc.	1.9	1.1
Universal Health Services, Inc. Class B	1.5	1.1
Gallaher Group PLC sponsored ADR	1.4	1.0
Biomet, Inc.	1.3	1.2
Reynolds & Reynolds Co. Class A	1.1	1.4
Black Box Corp.	1.0	1.4
Sonic Corp.	1.0	0.9
BJ's Wholesale Club, Inc.	0.9	1.1
AutoZone, Inc.	0.9	0.9
	13.5	12.3
Top Five Market Sectors as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	14.3	14.1
Technology	13.5	17.9
Health	11.0	9.5
Retail & Wholesale	7.9	7.9
Media & Leisure	7.2	8.0
Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Stocks 93.9%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	20.1%	** Foreign investments	22.1%

Annual Report

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.4%
Aerospace & Defense - 0.1%
Allied Research Corp. (a)(c)	465,000	$ 3,633
Primex Technologies, Inc.	171,100	3,946
		7,579
Defense Electronics - 0.3%
Ducommun, Inc. (a)(c)	1,090,500	14,585
TOTAL AEROSPACE & DEFENSE		22,164
BASIC INDUSTRIES - 3.7%
Chemicals & Plastics - 2.1%
Aronkasei Co. Ltd.	750,000	2,702
Asko Oyj	550,000	9,588
Celanese AG	100,000	1,700
Ellis & Everard PLC	300,000	803
EVC International NV (a)	100,000	1,099
General Chemical Group, Inc. (a)	166,700	125
Georgia Gulf Corp.	290,000	4,731
International Specialty Products, Inc. (a)	734,300	4,314
Lyondell Chemical Co.	13,000	182
Nihon Kagaku Sangyo Co. Ltd.	200,000	560
Nippon Chemical Industrial Co. Ltd.	300,000	960
Octel Corp. (a)(c)	1,472,000	12,604
Peak International Ltd. (a)(c)	1,048,700	7,472
Solutia, Inc.	1,325,800	18,976
Spartech Corp.	793,500	21,276
Tokyo Printing Ink Manufacturing Co. Ltd.	375,000	874
USEC, Inc. (c)	8,457,000	36,999
		124,965
Iron & Steel - 0.2%
Beltecno Corp.	125,000	325
Chubu Steel Plate Co. Ltd.	1,000,000	1,472
Cold Metal Products, Inc. (c)	435,800	1,362
Harris Steel Group, Inc. Class A	251,100	3,208
Hawk Corp. Class A (a)	18,800	145
Japan Steel Tower Co. Ltd.	500,000	1,522
Kentucky Electric Steel, Inc. (a)(c)	367,500	735
Mueller Industries, Inc.	40,000	1,163
Nippon Steel Drum Co. Ltd.	100,000	265
Roanoke Electric Steel Corp.	228,500	2,713
Common Stocks - continued
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - continued
Iron & Steel - continued
Samuel Manu-Tech, Inc.	75,000	$ 303
Takigami Steel Construction Co. Ltd.	300,000	990
		14,203
Metals & Mining - 0.7%
Acier Leroux, Inc.:
Class B (a)	125,000	504
Class B (sub. vtg.) (a)	76,600	309
Chase Industries, Inc. (a)(c)	908,200	8,287
De Beers Consolidated Mines Ltd. ADR	1,000,000	23,313
Draka Holding NV	50,000	3,510
General Cable Corp.	125,000	1,078
Lindberg Corp.	82,500	588
Major Drilling Group International, Inc. (a)	100,000	197
Nagahori Corp.	200,000	448
Reliance Steel & Aluminum Co.	20,000	420
Toami Corp. (c)	350,000	1,590
		40,244
Packaging & Containers - 0.1%
Astronics Corp. (a)(c)	395,650	4,006
Silgan Holdings, Inc. (a)	523,600	4,639
		8,645
Paper & Forest Products - 0.6%
Crown Van Gelder (CVG) (non-vtg.)	300,000	4,200
Mercer International, Inc. (SBI) (a)	212,200	1,837
Metsa-Serla Oyj Class B	3,175,000	24,229
Noda Corp. (a)	100,000	403
Rolland, Inc.	153,900	543
Sino Forest Corp. Class A, (sub. vtg.) (a)	787,200	810
Uehara Sei Shoji Co. Ltd.	1,050,000	2,871
		34,893
TOTAL BASIC INDUSTRIES		222,950
CONSTRUCTION & REAL ESTATE - 6.6%
Building Materials - 1.1%
Asahi Concrete Works Co. Ltd. (c)	1,150,000	3,575
Barnett, Inc. (a)	355,000	4,393
Brampton Brick Ltd. Class A (a)(c)	575,000	2,339
Centex Construction Products, Inc.	122,000	2,989
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Building Materials - continued
Devcon International Corp. (a)(c)	351,700	$ 2,308
Domco Tarkett, Inc.	500,000	1,849
Drew Industries, Inc. (a)(c)	900,000	7,031
Elcor Corp.	5,000	96
Hibiya Engineering Ltd.	1,500,000	6,638
Kingspan Group PLC	250,000	656
Komai Tekko, Inc.	100,000	272
Kondotec, Inc.	275,000	1,081
Kyushu Fujisash Co. Ltd.	200,000	384
Lafarge Corp.	465,045	10,464
Manitowoc Co., Inc.	50,000	1,231
Matsuo Bridge Co. Ltd.	500,000	946
Nichiha Corp.	300,000	2,002
Patrick Industries, Inc. (c)	415,100	2,841
Penn Engineering & Manufacturing Corp. (non-vtg.)	5,500	187
Quixote Corp. (c)	758,000	10,896
Richelieu Hardware Ltd. (a)	20,000	163
ROHN Industries, Inc. (a)	540,000	2,228
Shaw Group (a)	75,000	3,534
Watsco, Inc.	94,800	1,321
		69,424
Construction - 4.1%
American Homestar Corp. (a)	839,200	1,259
Aoki Marine Co. Ltd.	126,000	397
Barratt Developments PLC	250,000	832
Beazer Homes USA, Inc. (a)(c)	669,900	14,110
Clayton Homes, Inc.	4,495,000	36,522
Crossman Communities, Inc. (a)(c)	1,159,100	17,387
D.R. Horton, Inc.	2,007,300	31,113
Del Webb Corp. (a)	14,000	214
Dominion Homes, Inc. (a)(c)	578,000	3,089
Engle Homes, Inc. (c)	1,006,500	9,625
Henry Boot PLC	1,100,000	3,298
Jacobs Engineering Group, Inc. (a)	1,135,000	40,505
Kaneshita Construction Co. Ltd.	400,000	1,873
Lennar Corp.	1,029,982	24,720
M/I Schottenstein Homes, Inc. (c)	880,000	15,840
Matsui Construction Co. Ltd.	400,000	1,086
Meritage Corp. (a)	272,600	3,544
NCI Building Systems, Inc. (a)	834,500	15,751
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Construction - continued
Oakwood Homes Corp. (c)	2,365,500	$ 4,731
Oriole Homes Corp. Class B (a)(c)	261,800	360
Southern Energy Homes, Inc. (a)(c)	1,425,100	1,781
Swan Hill Group PLC	340,000	347
Takada Kiko Co. Ltd.	700,000	2,797
Tay Homes PLC (a)	750,000	809
Technip SA (d)	50,000	6,259
Volker Wessels Stevin NV (Certificaten Van Aandelen)	150,000	2,420
Writer Corp. (a)	67,000	214
Yokogawa Bridge Corp.	1,000,000	3,922
Yokogawa Construction Co. Ltd.	300,000	960
		245,765
Engineering - 0.9%
Anthony & Sylvan Pools Corp. (a)	105,000	768
Dai-Dan Co. Ltd.	300,000	1,344
Fugro NV	320,000	16,839
Hoan Kogyo Co. Ltd.	500,000	1,157
Japan Engineering Consultants	300,000	620
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	550
Metalrax Group PLC Class L	2,100,000	2,204
Ohba Co. Ltd.	125,000	209
Sanshin Corp.	250,000	398
Sanyo Engineering & Construction, Inc.	900,000	2,798
Stantec, Inc. (a)(c)	700,000	6,566
Taihei Dengyo Kaisha Ltd.	100,000	237
URS Corp. (a)(c)	1,310,600	19,659
Willbros Group, Inc. (a)	383,400	2,061
		55,410
Real Estate - 0.1%
Chuo Warehouse Co. Ltd.	300,000	1,585
FRM Nexus, Inc. (a)(c)	108,000	135
Nagawa Co. Ltd.	825,000	4,979
Wilshire Oil of Texas (a)	391,000	1,466
		8,165
Real Estate Investment Trusts - 0.4%
AMRESCO Capital Trust, Inc.	307,000	3,166
Banyan Strategic Realty Trust (SBI)	632,500	3,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Real Estate Investment Trusts - continued
Meditrust Corp. unit	450,000	$ 1,125
Redwood Trust, Inc. (c)	929,900	13,251
		21,317
TOTAL CONSTRUCTION & REAL ESTATE		400,081
DURABLES - 6.0%
Autos, Tires, & Accessories - 2.9%
ArvinMeritor, Inc.	1,327,500	20,742
AutoZone, Inc. (a)	2,285,000	52,269
D.C. Cook Holdings PLC (a)(c)	2,300,000	569
Dixon Motors PLC	250,000	697
European Motor Holdings PLC	250,000	206
FCC Co. Ltd.	75,000	747
Federal Screw Works (c)	108,800	4,393
Fuji Oozx, Inc.	200,000	320
Giant Industries, Inc. (a)(c)	536,200	3,753
Intermet Corp.	75,000	544
Keiiyu Co. Ltd.	100,000	649
Koito Industries Ltd.	1,000,000	2,789
Lithia Motors, Inc. Class A (a)	169,800	2,048
Lufkin Industries, Inc.	210,600	4,001
Monaco Coach Corp. (a)	384,500	5,743
Monro Muffler Brake, Inc. (a)(c)	724,000	6,787
Murakami Corp. (c)	800,000	4,747
Nissin Shoji Co. Ltd.	250,000	889
O'Reilly Automotive, Inc. (a)	592,000	8,547
Owari Precise Products Co. Ltd.	350,000	688
Piolax, Inc. (c)	750,000	4,663
Quicks Group PLC (c)	4,399,998	3,957
Raytech Corp. (a)(c)	323,300	889
Rocla Oyj	50,000	318
Sanderson Bramal Motor Group PLC	1,000,000	2,368
Sonic Automotive, Inc. Class A (a)	49,800	570
Strattec Security Corp. (a)(c)	528,700	18,505
Tachi-S Co. Ltd.	1,000,000	4,572
TBC Corp. (a)(c)	2,112,500	9,770
Tochigi Fuji Industrial Co. Ltd.	600,000	1,234
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Autos, Tires, & Accessories - continued
Transpro, Inc. (c)	660,925	$ 2,933
Uni-Select, Inc. (c)	1,090,100	6,524
		177,431
Consumer Durables - 0.2%
Blyth, Inc.	255,000	7,411
Mikasa, Inc.	524,700	5,083
Portmeirion Potteries Holdings PLC	150,000	360
		12,854
Consumer Electronics - 0.7%
Fossil, Inc. (a)	1,451,000	26,481
Koss Corp. (a)	90,000	1,710
Movado Group, Inc. (c)	949,300	13,053
		41,244
Home Furnishings - 1.0%
Airsprung Furniture Group PLC	975,000	1,462
Beter Bed Holding NV	128,829	3,094
BMTC Group, Inc. Class A (sub. vtg.) (c)	400,000	4,976
Bush Industries, Inc. Class A. (c)	841,000	11,932
Chromcraft Revington, Inc. (a)	332,900	3,662
Dorel Industries, Inc.:
Class A (multi-vtg.) (a)(d)	100,000	2,135
Class B (sub. vtg.) (a)	500,600	10,721
La-Z-Boy, Inc.	168,500	2,612
Nakayamafuku Co. Ltd.	54,800	175
Nippon Filing	100,000	475
Rosebys PLC	525,000	2,607
Samas Groep NV CVA	100,000	1,539
Silentnight Holdings PLC	250,000	829
Stanley Furniture Co., Inc. (a)(c)	709,400	16,050
Tosco Co. Ltd.	452,000	1,653
		63,922
Textiles & Apparel - 1.2%
Brown Shoe Co., Inc.	17,300	245
Decorator Industries, Inc. (c)	200,015	875
Dewhirst (IJ) Group PLC	5,500,000	4,947
Endois PLC	1,000,000	3,313
Hampshire Group Ltd. (a)(c)	388,300	3,228
JLM Couture, Inc. (a)(c)	181,500	499
Jones Apparel Group, Inc. (a)	120,000	2,745
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Textiles & Apparel - continued
K-Swiss, Inc. Class A	5,000	$ 85
Mohawk Industries, Inc. (a)	100,000	2,669
Nautica Enterprises, Inc. (a)(c)	3,610,000	39,259
Novel Denim Holdings Ltd. (a)	235,000	1,234
Perry Ellis International, Inc. (a)(c)	456,000	4,446
Polo Ralph Lauren Corp. Class A (a)	25,000	405
Stride Rite Corp.	327,400	1,944
Tandy Brands Accessories, Inc. (a)(c)	548,900	4,871
		70,765
TOTAL DURABLES		366,216
ENERGY - 4.7%
Coal - 0.0%
RJB Mining PLC	2,450,000	2,277
Energy Services - 2.1%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	5,951
Alpine Oil Services Corp. (a)(c)	2,212,500	3,556
Australian Oil & Gas Corp. Ltd.	751,506	584
Aztec Manufacturing Co. (c)	465,200	6,978
Canadian Crude Separators, Inc. (a)	119,200	377
Carbo Ceramics, Inc.	640,200	22,167
Dawson Geophysical Co. (a)(c)	297,900	2,960
IHC Caland NV	65,000	3,134
Input/Output, Inc. (a)	492,500	4,032
Kaneb Services, Inc. (a)	1,473,400	6,170
Pe Ben Oilfield Services Ltd. (a)(c)	334,500	1,012
Peak Energy Services Ltd. (a)	469,800	711
Petroleum Helicopters, Inc. (c)	211,200	2,138
Petroleum Helicopters, Inc. (non-vtg.)	300,000	2,944
Powell Industries, Inc. (a)(c)	674,500	5,649
Precision Drilling Corp. (a)	250,000	8,489
RPC, Inc. (c)	2,784,800	28,370
Ryan Energy Technologies, Inc. (a)	279,300	441
Seitel, Inc. (a)	376,000	4,324
Superior Energy Services, Inc. (a)	1,610,000	16,100
Tetonka Drilling, Inc. (a)	100,000	245
Trican Well Service Ltd. (a)	26,900	213
		126,545
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 2.6%
Adams Resources & Energy, Inc. (c)	421,300	$ 5,635
Berry Petroleum Co. Class A	66,200	1,204
British-Borneo Oil & Gas PLC (a)	10,000	10
Castle Energy Corp. (c)	1,167,000	8,242
Columbus Energy Corp. (a)(c)	307,500	1,922
Conoco, Inc. Class B	55,000	1,268
Dorchester Hugoton Ltd.	180,000	2,453
Edge Energy, Inc. (a)	50,000	94
Elf Gabon	10,000	890
ENEX Resources Corp. (a)(c)	144,300	433
Fletcher Challenge Ltd. - Energy Division	500,000	1,555
Forcenergy, Inc. (a)	224,800	4,538
Foremost Industries, Inc. (a)(c)	517,500	679
Gulf Island Fabrication, Inc. (a)	84,500	1,278
Hallwood Energy Corp.	450,028	3,544
Hartland Pipeline Services Ltd. (a)	210,000	0
Hokuriku Gas Co.	1,500,000	4,114
Holly Corp. (c)	825,000	9,900
Markwest Hydrocarbon, Inc. (a)(c)	684,900	5,479
Maynard Oil Co. (a)(c)	478,900	7,483
Novus Petroleum Ltd. (a)(c)	12,278,678	11,970
Penn Virginia Corp.	138,100	3,202
Petroleum Development Corp. (a)(c)	1,597,800	7,989
Premier Oil PLC (a)	23,250,000	4,269
Renaissance Energy Ltd. (a)	625,000	6,367
Search Energy Corp. (a)	50,500	73
Summit Resources Ltd. (a)	38,600	100
Sunoco, Inc.	565,000	13,772
Swift Energy Co. (a)(c)	2,060,000	45,191
UNIFAB International, Inc. (a)	274,000	1,927
Upton Resources, Inc. (a)	20,000	34
Wenzel Downhole Tools Ltd. (a)	200,000	215
		155,830
TOTAL ENERGY		284,652
FINANCE - 14.3%
Banks - 4.9%
Bank of The Ozarks, Inc. (c)	215,800	3,237
Canadian Western Bank	347,900	4,480
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Cathay Bancorp, Inc.	296,500	$ 13,750
DNB Holding ASA	450,000	1,853
DNB Holding ASA (d)	900,000	3,706
East West Bancorp, Inc.	87,000	1,392
First BanCorp P R (c)	2,679,200	51,407
GBC Bancorp	525,000	17,063
Gronlandsbanken AS	14,000	339
Hamilton Bancorp, Inc. (a)	363,900	6,550
Hanmi Financial Corp. (a)(c)	703,680	9,676
Jyske Bank AS (Reg.)	1,000,000	18,528
Laurentian Bank	926,800	14,115
Midtbank AS	10,050	334
National Bank of Canada	1,900,000	27,468
Nordlandsbanken AS (a)(c)	330,700	9,029
Nordvestbank (Reg.)	12,000	1,015
Okobank Class A	500,000	5,123
Ringkjoebing Bank (c)	31,730	2,367
Santander Bancorp	288,420	3,497
Seacoast Financial Services Corp.	316,600	3,027
SouthTrust Corp.	1,275,000	31,397
Sparebanken More	29,084	627
Sparebanken NOR primary shares certificates	1,000,000	24,820
Sparebanken Rana Grunnfondsbevis (c)	37,550	627
Sparebanken Rogaland capital certificates	25,000	736
Sterling Bancorp (c)	580,965	9,295
Sydbank AS	315,000	11,140
UCBH Holdings, Inc. (c)	674,500	19,350
Yardville National Bancorp	69,500	738
		296,686
Credit & Other Finance - 1.0%
Aeon Credit Service (ASIA) Co. Ltd.	275,000	97
Amagerbanken AS	30,000	1,192
Amtsspar Fyn Holding AS	35,000	1,380
Associates First Capital Corp. Class A	60,000	1,571
Credia Co. Ltd.	50,000	859
Doral Financial Corp. (c)	2,190,000	28,470
Home Capital Group Class B (sub. vtg.)	285,000	814
JCG Holdings Ltd.	15,000,000	7,982
Port Financial Corp.	170,000	2,497
Surrey Metro Savings Credit Union (non-vtg.)	565,000	3,951
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
The Midland Co.	27,000	$ 716
Triad Guaranty, Inc. (a)	375,500	9,106
WSFS Financial Corp.	79,800	808
		59,443
Insurance - 7.6%
Amerus Life Holdings, Inc.	887,200	20,295
Commerce Group, Inc.	565,000	15,679
Cotton State Life & Health Insurance Co. (c)	469,800	4,199
Desjardins-Laurentian Finance Corp. Class A (sub-vtg.) (c)	482,500	5,369
E.W. Blanch Holdings, Inc.	625,000	17,695
Fairfax Financial Holdings Ltd. rights 12/31/07 (a)	1,117,900	22
Farm Family Holdings, Inc. (a)(c)	362,600	12,079
Financial Industries Corp. (c)	283,800	2,625
Fortune Financial, Inc. (a)	112,300	253
FPIC Insurance Group, Inc. (a)	370,000	4,417
Fremont General Corp.	1,395,600	5,670
HCC Insurance Holdings, Inc.	1,160,000	23,780
Healthcare Recoveries, Inc. (a)(c)	1,112,500	4,380
Independence Holding Co.	128,000	1,752
Independent Insurance PLC	700,000	2,959
Intercontinental Life Corp. (a)(c)	878,200	8,343
IPC Holdings Ltd. (c)	2,503,000	39,735
Lasalle Re Holdings Ltd. (c)	1,502,700	25,546
Markel Corp. rights (a)	126,247	931
Medical Assurance, Inc.	226,090	2,713
MEEMIC Holdings, Inc. (a)	131,600	2,443
MetLife, Inc.	2,200,000	46,200
MIIX Group, Inc.	310,000	3,623
National Western Life Insurance Co. Class A (a)(c)	170,000	12,495
Nationwide Financial Services, Inc. Class A	50,000	1,838
Nymagic, Inc.	142,700	2,194
PAULA Financial (c)	591,800	1,332
Philadelphia Consolidated Holding Corp. (a)(c)	1,093,300	17,698
PMI Group, Inc.	650,400	40,731
Professionals Group, Inc. (a)	244,015	5,429
Protective Life Corp.	1,750,002	47,469
PXRE Group Ltd. (c)	725,063	9,788
Radian Group, Inc.	325,000	19,784
RenaissanceRe Holdings Ltd.	665,800	31,001
Stirling Cooke Brown Holdings Ltd. (c)	928,700	1,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Insurance - continued
UICI (a)	2,235,000	$ 17,880
Unico American Corp.	87,900	588
		460,792
Savings & Loans - 0.6%
American Bank of Connecticut	43,700	830
Berkshire Hills Bancorp, Inc. (a)	166,600	2,093
Connecticut Bancshares, Inc.	50,000	769
First Federal Bankshares, Inc.	129,500	1,020
First Mutual Bancshares, Inc.	22,200	216
Home Port Bancorp, Inc. (c)	172,600	6,170
Independence Federal Savings Bank (c)	120,200	1,202
Iroquois Bancorp, Inc.	61,400	2,019
Ringerikes Sparebank	18,100	357
Washington Federal, Inc.	1,365,000	25,594
		40,270
Securities Industry - 0.2%
Daiko Shoken Business Co. Ltd.	100,000	384
Garban-Intercapital PLC	500,000	1,619
Globaly Corp.	150,000	2,263
MFC Bancorp Ltd. (a)(c)	763,800	5,370
Norvestia Oyj (B Shares) (a)	240,000	2,938
		12,574
TOTAL FINANCE		869,765
HEALTH - 11.0%
Drugs & Pharmaceuticals - 1.0%
Decode Genetics, Inc.	2,800	72
Embrex, Inc. (a)	381,400	5,197
Fuji Pharmaceutical Co. Ltd.	100,000	352
Herbalife International, Inc.:
Class A	1,037,500	9,921
Class B (non-vtg.)	2,010,500	18,597
Nature's Sunshine Products, Inc. (c)	1,539,900	12,319
Riken Vitamin Oil Co. Ltd.	100,000	1,326
Serologicals Corp. (a)	819,700	3,945
Taro Pharmaceuticals Industries (a)	5,000	74
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Theragenics Corp. (a)	1,085,200	$ 8,071
USANA Health Sciences, Inc. (a)	15,800	47
		59,921
Medical Equipment & Supplies - 4.0%
Biomet, Inc.	1,792,500	80,214
Del Global Technologies Corp. (a)(c)	777,300	7,093
DENTSPLY International, Inc.	300,000	10,144
Elscint Ltd. (a)(c)	1,464,500	8,055
ESC Medical Systems Ltd. (a)(c)	2,050,000	33,825
Exactech, Inc. (a)	220,300	3,745
Hokuyaku, Inc.	250,000	1,006
HPSC, Inc. (a)	95,500	764
ICU Medical, Inc. (a)(c)	807,700	20,950
Medstone International, Inc. (a)(c)	561,200	3,069
Moulin International Holding Ltd.	5,499,333	472
Ocular Sciences, Inc. (a)(c)	1,625,000	19,602
Orthofix International NV (a)(c)	983,447	19,546
Respironics, Inc. (a)(c)	1,840,400	31,402
Utah Medical Products, Inc. (a)(c)	758,800	5,312
		245,199
Medical Facilities Management - 6.0%
Corvel Corp. (a)(c)	750,000	20,625
Cryolife, Inc. (a)(c)	640,000	14,280
Health Management Associates, Inc. Class A (a)	375,000	5,883
HEALTHSOUTH Corp. (a)	2,250,000	13,359
Horizon Health Corp. (a)(c)	674,400	3,541
Lincare Holdings, Inc. (a)	325,000	8,694
National Dentex Corp. (a)	38,400	614
Quest Diagnostics, Inc. (a)	1,153,100	116,391
Quorum Health Group, Inc. (a)	2,155,000	23,301
Ramsay Health Care Ltd.	800,000	501
RehabCare Group, Inc. (a)(c)	1,295,000	46,053
Renal Care Group, Inc. (a)	90,000	2,087
Res-Care, Inc. (a)(c)	1,466,200	10,263
RightCHOICE Managed Care, Inc. Class A (a)	47,500	914
Safeguard Health Enterprises, Inc. (a)	143,000	79
Syncor International Corp. (a)	21,000	1,523
United Wisconsin Services, Inc.	223,300	1,284
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Facilities Management - continued
Universal Health Services, Inc. Class B (a)	1,375,000	$ 92,641
US Oncology, Inc. (a)	450,000	2,250
		364,283
TOTAL HEALTH		669,403
HOLDING COMPANIES - 0.7%
DCC PLC:
(Ireland)	1,025,000	9,029
(United Kingdom)	3,050,000	26,517
Fonciere Financiere et Part SA	25,000	1,669
Perry Group PLC (c)	2,000,000	3,118
TOTAL HOLDING COMPANIES		40,333
INDUSTRIAL MACHINERY & EQUIPMENT - 4.6%
Electrical Equipment - 1.8%
Aichi Electric Co. Ltd.	1,000,000	1,920
American Power Conversion Corp. (a)	675,000	17,170
Bairnco Corp. (c)	900,900	6,475
Blick PLC	1,250,000	5,921
Blonder Tongue Labs, Inc. (a)	38,100	257
BMC Industries, Inc.	456,500	2,283
C&D Technologies, Inc.	879,500	35,620
Chase Corp. (c)	398,100	4,329
Cobra Electronics Corp. (a)(c)	613,200	3,794
Denyo Co. Ltd.	250,000	1,596
Genlyte Group, Inc. (a)(c)	715,000	15,909
Inaba Denkisangyo Co. Ltd.	725,000	7,723
Pressac PLC	25,000	108
Rofin Sinar Technologies, Inc. (a)	225,000	2,813
Scientific Technologies, Inc.	79,500	576
Sigmatron International, Inc. (a)(c)	220,000	605
Yurtec Corp.	1,150,000	3,575
		110,674
Industrial Machinery & Equipment - 2.8%
AGCO Corp.	750,000	9,656
Amada Machinics Co. Ltd.	150,000	350
Baldwin Technology Co., Inc. Class A (a)	136,700	265
BOLDER Technologies Corp. (a)	231,400	1,446
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - continued
Chart Industries, Inc. (a)	241,500	$ 1,479
CNH Global NV	111,600	872
DT Industries, Inc. (a)	387,600	3,803
Engineered Support Systems, Inc. (c)	371,750	5,390
Fansteel, Inc. (a)(c)	834,200	3,389
Fukushima Industries Corp.	25,000	151
Gardner Denver Machinery, Inc. (a)(c)	1,210,000	17,772
Gehl Co. (a)(c)	635,000	8,652
Graco, Inc.	58,400	1,986
Hardinge, Inc.	237,500	3,147
Hirsch International Corp. Class A (a)(c)	681,500	831
Hughes Supply, Inc.	721,800	13,669
IDEX Corp.	1,354,600	44,702
Kaydon Corp.	430,000	9,003
Linx Printing Technology	380,361	1,686
Oilgear Co. (c)	176,900	1,846
P&F Industries, Inc. Class A (a)(c)	357,500	3,039
Quipp, Inc. (a)	55,500	1,166
SAES Getters Spa sponsored ADR	1,022,900	7,672
Sansei Transport	800,000	2,289
Shin Nippon Machinery Co. Ltd.	400,000	585
Specialty Equipment Companies, Inc. (a)	338,000	9,211
Speizman Industries, Inc. (a)	106,500	313
Stewart & Stevenson Services, Inc.	200,000	3,025
TB Wood's Corp. (c)	358,200	3,806
Twin Disc, Inc. (c)	243,500	4,231
Wakita & Co. Ltd.	850,000	2,153
		167,585
Pollution Control - 0.0%
Weston (Roy F.), Inc. Class A (a)	250,300	923
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		279,182
MEDIA & LEISURE - 7.2%
Broadcasting - 2.4%
CanWest Global Communications Corp. (sub. vtg.)	1,150,006	14,344
Capital Radio PLC	275,000	7,111
Chubu-Nippon Broadcasting Co. Ltd.	35,000	384
Cogeco Cable, Inc. (c)	1,000,000	25,282
Cogeco, Inc. (sub. vtg.) (c)	773,200	18,976
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
Moffat Communications Ltd. (c)	2,094,000	$ 39,424
P4 Radio Hele Norge ASA	450,000	2,335
Prime Television Ltd.	1,546,499	1,902
Scottish Radio Holdings PLC	425,000	9,875
SMG PLC	1,400,000	7,345
Southern Cross Broadcasting Australia Ltd.	815,500	4,495
TVA Group, Inc. Class B	1,040,000	14,510
		145,983
Entertainment - 0.3%
Alliance Atlantis Communications Corp. (a)(d)	50,000	689
Alliance Atlantis Communications Corp. Class B (non-vtg.) (a)	221,500	3,053
Allied Leisure PLC	300,000	472
Carnival Corp.	25,000	467
Lakes Gaming, Inc. (a)(c)	1,037,700	9,339
MTR Gaming Group, Inc. (a)	502,700	2,859
Shingakukai Co.	200,000	649
Television & Media Services Ltd.	800,749	929
		18,457
Leisure Durables & Toys - 0.1%
Gametech International, Inc. (a)	404,500	1,681
K2, Inc. (a)	72,300	718
National R.V. Holdings, Inc. (a)	337,400	3,037
		5,436
Lodging & Gaming - 0.2%
Choice Hotels International, Inc. (a)	216,000	2,025
Dover Downs Entertainment, Inc.	184,000	2,116
Hanover International PLC	629,070	1,000
Ryan Hotels PLC	3,676,607	3,582
ShoLodge, Inc. (a)(c)	311,500	1,207
WMS Industries, Inc. (a)	160,000	2,440
		12,370
Publishing - 0.8%
Fine Art Developments PLC Class L	700,000	2,865
Harte Hanks Communications, Inc.	50,000	1,266
Informa Group PLC	650,000	7,490
Johnston Press PLC	1,600,000	8,179
Journal Register Co. (a)	393,300	6,883
Roto Smeets de Boer NV	120,000	3,338
Sanoma-WSOY Oyj (B Shares)	925,000	14,409
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Publishing - continued
Southnews PLC	100,000	$ 1,244
Talentum Oyj (B Shares)	400,040	3,895
Topps Co., Inc. (a)	70,000	673
VLT AB (B Shares)	200,000	1,704
		51,946
Restaurants - 3.4%
Applebee's International, Inc. (c)	2,075,000	46,039
ARK Restaurants Corp. (a)(c)	295,000	2,766
Benihana, Inc. (a)(c)	347,400	4,864
Benihana, Inc. Class A (a)(c)	266,800	3,468
Consolidated Products, Inc. (a)	1,419,500	13,042
Elxsi Corp. (a)(c)	233,700	2,600
Enterprise Inns PLC	50,000	266
Flanigans Enterprises, Inc. (c)	195,000	853
IHOP Corp. (a)(c)	2,000,000	32,750
Mikes Restaurants, Inc. (a)(c)	277,500	420
Morton's Restaurant Group, Inc. (a)(c)	360,000	7,380
Outback Steakhouse, Inc. (a)	665,000	15,253
Papa John's International, Inc. (a)	665,000	15,835
Restaurant Brands NZ Ltd.	291,666	143
Sonic Corp. (a)(c)	1,925,000	58,592
Sportscene Restaurants, Inc. Class A	30,000	121
		204,392
TOTAL MEDIA & LEISURE		438,584
NONDURABLES - 4.0%
Agriculture - 0.3%
IAWS Group PLC	1,500,000	10,501
IAWS Group PLC Class A (UK Reg.)	500,000	3,560
Sylvan, Inc. (a)(c)	338,700	3,281
		17,342
Beverages - 0.1%
National Beverage Corp. (a)	276,500	2,247
Shikoku Coca-Cola Bottling Co. Ltd.	175,000	1,886
		4,133
Foods - 1.1%
American Italian Pasta Co. Class A (a)	143,800	2,840
Cagle's, Inc. Class A	220,200	1,844
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Foods - continued
Corn Products International, Inc.	35,900	$ 898
Monterey Pasta Co. (a)	231,000	938
Nabisco Group Holdings Corp.	1,500,000	39,750
Perkins Foods PLC	1,000,320	1,425
Pilgrims Pride Corp.	10,000	73
Riviana Foods, Inc. (c)	864,000	14,040
Robert Wiseman Dairies PLC	240,000	351
Shoei Foods Corp.	250,000	1,051
Snackhouse PLC	1,750,000	1,410
Suprema Specialties, Inc. (a)(c)	398,000	4,104
		68,724
Household Products - 0.5%
Aptargroup, Inc.	45,000	1,122
Comany, Inc.	100,000	585
CPAC, Inc. (c)	582,200	4,367
Del Laboratories, Inc.	277,900	3,474
DSG International Ltd. (a)(c)	512,500	2,114
Helen of Troy Corp. (a)(c)	2,835,000	16,656
IWP International PLC:
(Dublin) (Reg.) (a)	250,000	359
(United Kingdom) (Reg.)	700,000	1,141
Stephan Co. (c)	415,300	1,739
Swallowfield PLC Class L	100,000	136
		31,693
Tobacco - 2.0%
Gallaher Group PLC sponsored ADR	3,975,000	83,227
RJ Reynolds Tobacco Holdings, Inc.	1,150,000	32,631
Standard Commercial Corp. (c)	1,286,300	6,271
		122,129
TOTAL NONDURABLES		244,021
PRECIOUS METALS - 0.4%
Industrias Penoles SA	4,600,000	6,199
Normandy Mt. Leyshon Ltd. (a)	1,100,000	1,117
Orogen Minerals Ltd.	5,575,000	5,338
Orogen Minerals Ltd. GDR (d)	265,000	2,451
Common Stocks - continued
	Shares	Value (Note 1) (000s)
PRECIOUS METALS - continued
Richmont Mines, Inc. (a)(c)	810,000	$ 910
Sons of Gwalia NL	1,726,954	5,672
TOTAL PRECIOUS METALS		21,687
RETAIL & WHOLESALE - 7.9%
Apparel Stores - 2.9%
Chateau Stores of Canada Ltd. Class A (c)	192,900	616
Chico's FAS, Inc. (a)	300,000	8,850
Christopher & Banks Corp. (a)	434,850	9,893
Claire's Stores, Inc.	2,375,000	40,078
Footstar, Inc. (a)(c)	984,700	31,018
Goldlion Holdings Ltd.	1,000,000	64
Kenneth Cole Productions, Inc. Class A (a)	570,000	24,617
New Look Group PLC (d)	950,000	1,296
One Price Clothing Stores, Inc. (a)(c)	1,048,900	1,967
Ross Stores, Inc.	2,975,000	45,741
S&K Famous Brands, Inc. (a)	115,000	913
Shirmax Fashions Ltd. (a)	450,000	530
The Buckle, Inc. (a)	296,200	4,036
The Men's Wearhouse, Inc. (a)	136,800	3,548
United Retail Group, Inc. (a)	355,700	2,079
		175,246
Drug Stores - 0.6%
Jean Coutu Group, Inc. Class A (c)	1,620,100	39,217
General Merchandise Stores - 1.3%
Arnotts PLC	100,387	652
BJ's Wholesale Club, Inc. (a)	1,825,000	54,636
Daiwa Co. Ltd.	300,000	631
Hot Topic, Inc. (a)	2,000	65
Jo-Ann Stores, Inc.:
Class A (a)	384,300	2,786
Class B (non-vtg.) (a)	1,110,900	7,776
Shopko Stores, Inc. (a)	713,500	10,301
Stein Mart, Inc. (a)	278,400	3,062
		79,909
Grocery Stores - 1.1%
Iceland Group PLC	4,500,000	20,844
Metro, Inc. Class A (c)	3,200,000	40,237
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Grocery Stores - continued
Schultz Sav-O Stores, Inc. (c)	412,600	$ 4,900
Whittard of Chelsea PLC (a)	368,950	301
		66,282
Retail & Wholesale, Miscellaneous - 2.0%
Advanced Marketing Services, Inc.	574,500	9,874
Alberto-Culver Co. Class A	350,000	8,881
Blair Corp. (c)	800,700	16,615
Brookstone Co., Inc. (a)(c)	744,600	8,749
Cole National Corp. Class A (c)	893,900	7,095
Farepak PLC	1,025,000	2,842
Finish Line, Inc. Class A (a)(c)	1,891,700	15,252
Finlay Enterprises, Inc. (a)(c)	1,042,200	13,418
Friedmans, Inc. Class A (c)	1,343,700	7,726
Guitar Center, Inc. (a)	52,100	768
Heiton Holdings PLC	350,000	909
HomeBase, Inc. (a)	1,000,000	2,438
Partridge Fine Arts PLC	140,000	130
Piercing Pagoda, Inc. (a)(c)	917,600	13,535
Rex Stores Corp. (a)(c)	658,300	11,520
Sound Advice, Inc. (a)(c)	220,500	1,902
Sportsmans Guide, Inc. (a)	207,300	363
		122,017
Trading Companies - 0.0%
Mitani Sangyo Co. Ltd.	100,000	429
TOTAL RETAIL & WHOLESALE		483,100
SERVICES - 4.9%
Advertising - 0.8%
InfoUSA, Inc. (a)(c)	3,250,000	19,500
R.H. Donnelley Corp. (a)	1,289,700	25,875
		45,375
Educational Services - 0.1%
Concorde Career Colleges, Inc. (a)	250,000	128
Education Management Corp. (a)	140,000	2,888
New Horizons Worldwide, Inc. (a)	30,000	662
Up, Inc. (c)	450,000	1,535
Wao Corp. (c)	450,000	1,658
		6,871
Common Stocks - continued
	Shares	Value (Note 1) (000s)
SERVICES - continued
Leasing & Rental - 0.3%
Aaron Rents, Inc. Class B	422,900	$ 6,132
Avis Group Holdings, Inc. Class A (a)	226,100	5,059
Gowrings PLC	200,000	294
Nishio Rent All Co. Ltd.	500,000	3,292
Rainbow Rentals, Inc. (a)	200,100	2,351
Rakentajain Konevuokraamo Oyj (B Shares)	38,950	365
		17,493
Printing - 1.6%
Adare Printing Group PLC:
(Ireland)	679,000	6,800
(United Kingdom)	485,004	4,362
Pubco Corp. (a)(c)	319,500	2,376
Reynolds & Reynolds Co. Class A (c)	3,930,000	65,582
Valassis Communications, Inc. (a)	500,000	16,813
Wyndeham Press Group PLC	500,000	2,039
		97,972
Services - 2.1%
ACNielsen Corp. (a)	20,600	505
Asi Solutions, Inc. (a)	185,600	2,088
Chodai Co. Ltd.	200,000	859
Cornell Companies, Inc. (a)	260,000	1,674
De La Rue PLC	100,000	582
Diversified Corporate Resources, Inc. (a)(c)	246,800	710
Edgewater Technology, Inc. (a)	793,800	5,135
Eyeful Home Technology, Inc.	200,000	1,152
Holidaybreak PLC	275,000	1,200
Hunting Group PLC	1,450,000	3,054
Insurance Auto Auctions, Inc. (a)	22,600	475
Jenny Craig, Inc. (a)	849,100	2,653
NOVA Corp. (a)	10,000	116
Personnel Group of America, Inc. (a)	1,000,000	3,188
Photoworks, Inc. (a)	734,200	1,698
Pittston Co. - Brinks Group (c)	3,123,009	37,476
Pre-Paid Legal Services, Inc. (a)	40,000	1,223
Programming & Systems, Inc. (a)(c)	313,300	0
RCM Technologies, Inc. (a)(c)	647,200	4,571
RemedyTemp, Inc. Class A (a)(c)	534,400	6,446
Right Management Consultants, Inc. (a)(c)	673,000	6,730
Tanabe Management Consulting Co.	200,000	713
Common Stocks - continued
	Shares	Value (Note 1) (000s)
SERVICES - continued
Services - continued
Thomas Group (a)	74,400	$ 595
Viad Corp.	1,675,000	43,655
Wesco, Inc.	200,000	541
		127,039
TOTAL SERVICES		294,750
TECHNOLOGY - 13.5%
Communications Equipment - 0.3%
Cable Design Technologies Corp. (a)	400,000	14,100
Champion Technology Holdings Ltd.	100,000	4
KTK Telecommunications Engineering Co. Ltd.	105,000	463
Kyosan Electric Manufacturing Co. Ltd.	500,000	1,088
LoJack Corp. (a)	236,100	1,756
Perceptron, Inc. (a)	315,700	1,115
		18,526
Computer Services & Software - 4.0%
Affiliated Computer Services, Inc. Class A (a)	1,100,000	49,569
Avant! Corp. (a)(c)	2,277,500	35,586
Avici Systems, Inc.	2,100	207
Black Box Corp. (a)(c)	1,350,000	61,088
Computer Learning Centers, Inc. (a)	75,000	96
Cotelligent, Inc. (a)	347,800	1,500
Daitec Co. Ltd.	425,200	5,404
Data Research Associates, Inc.	124,000	760
Directrix, Inc. (a)	89,000	312
Electronics for Imaging, Inc. (a)	25,000	545
Fair, Isaac & Co., Inc.	271,600	13,529
GSE Systems, Inc. (a)	93,400	327
Infinium Software, Inc. (a)	152,500	458
JDA Software Group, Inc. (a)	750,000	12,188
Mapics, Inc. (a)	686,000	2,573
Ontrack Data International, Inc. (a)	297,900	3,128
Phoenix Technologies Ltd. (a)	395,000	6,715
Progress Software Corp. (a)	50,000	753
Project Software & Development, Inc. (a)	613,000	10,804
Prophet 21, Inc. (a)	115,500	1,906
RWD Technologies, Inc. (a)	77,000	443
SPSS, Inc. (a)(c)	850,000	25,394
Technology Solutions, Inc.	50,000	250
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Timberline Software Corp.	436,100	$ 2,671
Unigraphics Solutions, Inc. Class A (a)(c)	520,000	8,093
		244,299
Computers & Office Equipment - 3.1%
Adaptec, Inc. (a)	476,800	11,801
Advanced Digital Information Corp. (a)	1,035,000	14,490
Amplicon, Inc.	523,400	4,972
Avocent Corp. (a)	840,000	37,498
Equinox Systems, Inc. (a)(c)	535,000	2,943
Kronos, Inc. (a)(c)	885,000	30,311
Maezawa Kasei Industries Co. Ltd.	240,000	2,414
Nam Tai Electronics, Inc.	419,000	6,285
Nam Tai Electronics, Inc. warrants 11/24/02 (a)	102,000	242
Pomeroy Computer Resources, Inc. (a)(c)	1,179,800	20,057
Quantum Corp. - DLT & Storage Systems Group (a)	610,010	7,168
SBE, Inc. (a)	81,900	1,556
SBS Technologies, Inc. (a)(c)	541,600	21,664
SED International Holdings, Inc. (a)(c)	960,000	3,390
Zebra Technologies Corp. Class B (a)	500,000	25,531
		190,322
Electronic Instruments - 0.6%
BTU International, Inc. (a)(c)	600,000	6,338
Cohu, Inc.	315,000	5,572
GenRad, Inc. (a)	130,000	1,105
Halma PLC	750,000	1,214
Hurco Companies, Inc. (a)(c)	364,028	1,365
Intest Corp. (a)(c)	650,000	10,075
Mesa Laboratories, Inc. (a)(c)	195,400	1,099
MOCON, Inc.	115,600	650
Reliability, Inc. (a)(c)	666,000	2,206
Toko Seiki Co. Ltd. (a)	250,000	503
Wireless Telecom Group, Inc. (a)(c)	1,270,800	4,130
X-Rite, Inc.	214,800	2,000
		36,257
Electronics - 5.5%
Bel Fuse, Inc.:
Class A (a)	103,500	3,131
Class B	138,000	3,795
Bergman & Beving AB (B Shares)	100,000	1,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
Daidensha Co. Ltd.	100,000	$ 551
Dallas Semiconductor Corp. (c)	3,640,000	152,407
Diodes, Inc. (a)	264,250	5,417
Elec & Eltek International Holdings Ltd.	2,000,000	280
Esterline Technologies Corp. (a)	50,000	738
General Semiconductor, Inc. (a)(c)	2,535,700	38,036
Griffon Corp. (a)(c)	2,670,000	16,688
Kingboard Chemical Holdings Ltd.	7,500,000	3,655
Methode Electronics, Inc. Class A	930,000	42,257
Micro Linear Corp. (a)	470,000	2,644
Siliconix, Inc. (a)	770,000	41,821
Stoneridge, Inc. (a)	688,700	5,725
Taitron Components, Inc. Class A (a)(c)	429,900	1,518
Techtronic Industries Co.	5,000,000	1,199
TT Group PLC	3,600,000	7,771
Virage Logic Corp.	13,100	157
Wong's International Holdings Ltd.	10,000,000	3,430
		332,378
Photographic Equipment - 0.0%
Asahi Optical Co. Ltd.	50,000	124
TOTAL TECHNOLOGY		821,906
TRANSPORTATION - 2.4%
Air Transportation - 0.7%
AHL Services, Inc. (a)	110,800	900
Alpha Airports Group PLC	274,586	181
Ambassadors International, Inc. (a)	45,500	746
America West Holding Corp. Class B (a)	670,000	10,762
Mercury Air Group, Inc. (a)(c)	525,140	3,348
Mesaba Holdings, Inc. (a)	560,000	5,565
Midwest Express Holdings, Inc. (a)	550,700	12,941
Transat AT, Inc. (a)	110,000	695
World Fuel Services Corp. (c)	1,249,906	9,921
		45,059
Railroads - 0.1%
Genesee & Wyoming, Inc. Class A (a)(c)	330,000	6,188
Shipping - 0.1%
Farstad Shipping ASA	375,000	1,354
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TRANSPORTATION - continued
Shipping - continued
Isewan Terminal Service Co. Ltd.	1,000,000	$ 2,441
Meiko Transportation Co. Ltd.	500,000	1,554
Ocean Wilsons Holdings Ltd.	600,000	791
Tokyo Kisen Co. Ltd.	500,000	1,600
		7,740
Trucking & Freight - 1.5%
Arkansas Best Corp. (a)	505,400	7,170
Arnold Industries, Inc.	958,800	13,124
Baltrans Holdings Ltd.	5,000,000	930
Cannon Express, Inc. Class A (a)	111,600	265
Covenant Transport, Inc. Class A (a)	208,400	1,667
Daiwa Logistics Co. Ltd.	300,000	1,509
Goodfellow, Inc. (c)	413,700	2,851
Japan Logistic Systems Corp.	300,000	1,070
Knights Transportation, Inc. (a)	58,000	1,030
Landstar System, Inc. (a)	150,000	8,166
Marten Transport Ltd. (a)(c)	447,700	6,044
Old Dominion Freight Lines, Inc. (a)(c)	831,200	8,104
P.A.M. Transportation Services, Inc. (a)(c)	492,200	4,491
Trancom Co. Ltd. (c)	520,000	2,140
USFreightways Corp.	1,090,000	30,248
		88,809
TOTAL TRANSPORTATION		147,796
UTILITIES - 1.6%
Electric Utility - 0.3%
Bangor Hydro-Electric Co.	366,400	8,588
Black Hills Corp.	143,000	3,316
Central Vermont Public Service Corp.	207,300	2,462
Green Mountain Power Corp.	94,700	769
Maine Public Service Co.	75,000	1,772
		16,907
Gas - 0.4%
Midcoast Energy Resources, Inc. (c)	698,525	11,176
Mitchell Energy & Development Corp. Class A	132,000	4,208
Otaki Gas Co. Ltd.	500,000	1,600
Southwestern Energy Co. (c)	1,415,100	10,436
		27,420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - 0.1%
Atlantic Tele-Network, Inc. (c)	494,120	$ 5,250
Water - 0.8%
Brockhampton Holdings PLC Class A (non-vtg.)	4,790,000	6,103
Hyder PLC (c)	8,778,800	42,505
Kelda Group PLC	300,000	1,444
		50,052
TOTAL UTILITIES		99,629
TOTAL COMMON STOCKS (Cost $5,056,511)		5,706,219
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount (000s)
TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Trans Lux Corp. 7.5% 12/1/06 (Cost $578)	-	$ 500	390
Cash Equivalents - 6.1%
	Shares
Fidelity Cash Central Fund, 6.57% (b)	353,912,962	353,913
Fidelity Securities Lending Cash Central Fund, 6.65% (b)	17,920,000	17,920
TOTAL CASH EQUIVALENTS (Cost $371,833)		371,833
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,428,922)		6,078,442
NET OTHER ASSETS - 0.0%		1,848
NET ASSETS - 100%		$ 6,080,290
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,536,000 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.9%
Canada	5.5
United Kingdom	4.4
Bermuda	1.8
Japan	1.7
Ireland	1.2
Finland	1.1
Others (individually less than 1%)	4.4
100.0%
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $5,433,882,000. Net unrealized appreciation aggregated $644,560,000, of which $1,766,675,000 related to appreciated investment securities and $1,122,115,000 related to depreciated investment securities.

The fund hereby designates approximately $488,631,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2000
Assets
Investment in securities, at value (cost $5,428,922) - See accompanying schedule		$ 6,078,442
Cash		163
Foreign currency held at value (cost $169)		167
Receivable for investments sold		41,642
Receivable for fund shares sold		4,583
Dividends receivable		2,448
Interest receivable		1,751
Redemption fees receivable		2
Other receivables		245
Total assets		6,129,443
Liabilities
Payable for investments purchased	$ 16,739
Payable for fund shares redeemed	10,619
Accrued management fee	2,439
Other payables and accrued expenses	1,436
Collateral on securities loaned, at value	17,920
Total liabilities		49,153
Net Assets		$ 6,080,290
Net Assets consist of:
Paid in capital		$ 4,578,710
Undistributed net investment income		23,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		828,164
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		649,509
Net Assets, for 254,120 shares outstanding		$ 6,080,290
Net Asset Value and redemption price per share ($6,080,290 ÷ 254,120 shares)		$23.93
Maximum offering price per share (100/97.00 of $23.93)		$24.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2000
Investment Income Dividends (including $27,535 received from affiliated issuers)		$ 81,630
Interest		6,920
Security lending		871
Total income		89,421
Expenses
Management fee Basic fee	$ 40,756
Performance adjustment	(6,262)
Transfer agent fees	15,904
Accounting and security lending fees	812
Non-interested trustees' compensation	28
Custodian fees and expenses	681
Registration fees	126
Audit	68
Legal	38
Interest	304
Miscellaneous	222
Total expenses before reductions	52,677
Expense reductions	(755)	51,922
Net investment income		37,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $100,316 on sales of investments in affiliated issuers)	909,637
Foreign currency transactions	(1,022)	908,615
Change in net unrealized appreciation (depreciation) on:
Investment securities	(731,385)
Assets and liabilities in foreign currencies	(288)	(731,673)
Net gain (loss)		176,942
Net increase (decrease) in net assets resulting from operations		$ 214,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2000	Year ended July 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 37,499	$ 42,695
Net realized gain (loss)	908,615	464,117
Change in net unrealized appreciation (depreciation)	(731,673)	(459,134)
Net increase (decrease) in net assets resulting from operations	214,441	47,678
Distributions to shareholders From net investment income	(46,312)	(77,740)
From net realized gain	(370,020)	(752,214)
Total distributions	(416,332)	(829,954)
Share transactions Net proceeds from sales of shares	1,073,395	1,590,582
Reinvestment of distributions	398,565	800,524
Cost of shares redeemed	(2,892,892)	(4,423,505)
Net increase (decrease) in net assets resulting from share transactions	(1,420,932)	(2,032,399)
Redemption fees	1,209	1,485
Total increase (decrease) in net assets	(1,621,614)	(2,813,190)
Net Assets
Beginning of period	7,701,904	10,515,094
End of period (including undistributed net investment income of $23,907 and $28,835, respectively)	$ 6,080,290	$ 7,701,904
Other Information Shares
Sold	46,989	70,854
Issued in reinvestment of distributions	17,839	39,125
Redeemed	(128,080)	(199,036)
Net increase (decrease)	(63,252)	(89,057)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 25.87	$ 25.20	$ 19.87	$ 19.25
Income from Investment Operations
Net investment income	.13 C	.12 C	.29 C	.30 C	.26
Net realized and unrealized gain (loss)	.87	.42	2.24	6.93	1.83
Total from investment operations	1.00	.54	2.53	7.23	2.09
Less Distributions
From net investment income	(.15)	(.20)	(.28)	(.24)	(.23)
From net realized gain	(1.19)	(1.94)	(1.58)	(1.66)	(1.24)
Total distributions	(1.34)	(2.14)	(1.86)	(1.90)	(1.47)
Redemption fees added to paid in capital	-	-	-	-	-
Net asset value, end of period	$ 23.93	$ 24.27	$ 25.87	$ 25.20	$ 19.87
Total Return A, B	4.57%	3.72%	10.53%	39.45%	11.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 6,080	$ 7,702	$ 10,515	$ 8,673	$ 4,019
Ratio of expenses to average net assets	.81%	1.09%	.97%	1.02%	1.05%
Ratio of expenses to average net assets after expense reductions	.80% D	1.08% D	.95% D	1.01% D	1.04% D
Ratio of net investment income to average net assets	.58%	.52%	1.10%	1.36%	1.46%
Portfolio turnover rate	15%	24%	47%	45%	79%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $970,125,000 and $2,995,849,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .53% of average net assets after the performance adjustment.

Sales Load. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $804,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $186,000 for the period.

Annual Report

Notes to Financial Statements - continued

5. Interfund Lending Program.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $ 17,207,000. The weighted average interest rate was 5.73%. Interest expense includes $219,000 paid under the interfund lending program.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $17,086,000. The fund received cash collateral of $17,920,000 which was invested in cash equivalents.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,752,000. The weighted average interest rate was 5.93%. Interest expense includes $85,000 paid under the bank borrowing program.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $419,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $303,000 and $33,000, respectively, under these arrangements.

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Adams Resources & Energy, Inc.	$ -	$ -	$ 42	$ 5,635
Adare Printing Group PLC (United Kingdom)	-	268	56	-
Advanced Digital Information Corp.	-	3,993	-	-
Align-Rite International, Inc.	-	883	-	-
Allied Research Corp.	-	96	-	3,633
Alpine Oil Services Corp.	185	-	-	3,556
Applebee's International, Inc.	2,705	4,706	214	46,039
ARK Restaurants Corp.	234	-	-	2,766
Arnold Industries, Inc.	-	5,706	624	-
Asahi Concrete Works Co. Ltd.	-	-	92	3,575
Astronics Corp.	164	-	-	4,006
Atlantic Tele-Network, Inc.	35	-	319	5,250
Autocam Corp.	-	3,034	17	-
Avant! Corp.	4,715	-	-	35,586
Aztec Manufacturing Co.	748	-	67	6,978
Bairnco Corp.	-	-	180	6,475
Ballard Medical Products	-	23,918	-	-
Bank of The Ozarks, Inc.	409	-	64	3,237
Banyan Strategic Realty Trust (SBI)	-	1,057	311	-
Beazer Homes USA, Inc.	721	-	-	14,110
Benihana, Inc.	15	-	-	4,864
Benihana, Inc. Class A	-	-	-	3,468
Bergansbanken ASA	-	6,431	-	-
Black Box Corp.	-	2,570	-	61,088
Blair Corp.	193	-	475	16,615
BMTC Group, Inc. Class A (sub. vtg.)	-	-	57	4,976
Boyd Brothers Transportation, Inc.	55	1,380	-	-
Brampton Brick Ltd. Class A	472	-	-	2,339
Brookstone Co., Inc.	-	-	-	8,749
BTU International, Inc.	1,216	10	-	6,338

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bush Industries, Inc. Class A	$ -	$ 3,081	$ 179	$ 11,932
Cameron Ashley Building Products, Inc.	286	5,624	-	-
Canadian Western Bank	-	4,222	61	-
Cannon Express, Inc. Class A	5	1,101	-	-
Castle Energy Corp.	-	267	238	8,242
Chase Corp.	841	-	105	4,329
Chase Industries, Inc.	-	-	-	8,287
Chateau Stores of Canada Ltd. Class A	-	-	34	616
Cobra Electronics Corp.	530	-	-	3,794
Cogeco Cable, Inc.	-	-	140	25,282
Cogeco, Inc. (sub. vtg.)	-	4,706	144	18,976
Cold Metal Products, Inc.	423	-	54	1,362
Cole National Corp. Class A	-	5,105	11	7,095
Columbus Energy Corp.	-	-	-	1,922
Computer Learning Centers, Inc.	-	6,924	-	-
Concord Fabrics, Inc. Class A	-	294	-	-
Concord Fabrics, Inc. Class B	-	341	-	-
Conso International Corp.	-	4,067	-	-
Corvel Corp.	2,050	39	-	20,625
Cotton State Life & Health Insurance Co.	589	369	66	4,199
CPAC, Inc.	-	1,006	167	4,367
Crossman Communities, Inc.	183	-	-	17,387
Cryolife, Inc.	-	1,089	-	14,280
Cybex Corp.	7	992	-	-
D.C. Cook Holdings PLC	-	-	-	569
Dallas Semiconductor Corp.	-	6,252	456	152,407
Dawson Geophysical Co.	-	1,392	-	2,960
Decorator Industries, Inc.	-	706	59	875
Del Global Technologies Corp.	586	-	-	7,093
Desjardins-Laurentian Finance Corp. Class A (sub-vtg.)	-	-	33	5,369
Devcon International Corp.	219	-	-	2,308
Diodes, Inc.	101	3,112	-	-
Diversified Corporate Resources	-	67	-	710
Dominion Homes, Inc.	-	-	-	3,089
Doral Financial Corp.	798	-	197	28,470
Drew Industries, Inc.	-	2,950	-	7,031

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
DSG International Ltd.	$ -	$ 1,932	$ -	$ 2,114
Ducommun, Inc.	-	108	-	14,585
Elscint Ltd.	351	437	-	8,055
Elxsi Corp.	-	352	-	2,600
ENEX Resources Corp.	-	-	-	433
Engineered Support Systems, Inc.	499	1,754	15	5,390
Engle Homes, Inc.	32	-	241	9,625
Equinox Systems, Inc.	2,035	-	-	2,943
Equitrac Corp.	-	797	-	-
ESC Medical Systems Ltd.	-	3,206	-	33,825
Fansteel, Inc.	785	505	-	3,389
Farm Family Holdings, Inc.	-	3,677	-	12,079
Federal Screw Works	-	-	250	4,393
Financial Industries Corp.	369	-	49	2,625
Finish Line, Inc. Class A	-	-	-	15,252
Finlay Enterprises, Inc.	566	-	-	13,418
First BanCorp PR	-	1,411	989	51,407
First Commonwealth, Inc.	-	1,149	-	-
Flanigans Enterprises, Inc.	84	-	20	853
Footstar, Inc.	-	10,703	-	31,018
Foremost Industries, Inc.	-	-	-	679
Friedmans, Inc. Class A	-	-	74	7,726
FRM Nexus, Inc.	-	97	-	135
Gardner Denver Machinery, Inc.	1,148	226	-	17,772
GBC Bancorp	62	1,110	172	-
Gehl Co.	-	-	-	8,652
General Semiconductor, Inc.	5,264	10,529	-	38,036
Genesee & Wyoming, Inc. Class A	2,104	-	-	6,188
Genlyte Group, Inc.	660	114	-	15,909
Giant Cement Holding, Inc.	3,960	8,285	-	-
Giant Industries, Inc.	615	-	-	3,753
Goodfellow, Inc.	248	-	81	2,851
Griffon Corp.	-	284	-	16,688
GSE Systems, Inc.	103	1,365	-	-
Hampshire Group Ltd.	-	-	-	3,228
Hanmi Financial Corp.	4,521	-	-	9,676
Healthcare Recoveries, Inc.	481	-	-	4,380

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Helen of Troy Corp.	$ 1,226	$ -	$ -	$ 16,656
Herbalife International, Inc. Class A	-	-	-	-
Hirsch International Corp. Class A	34	-	-	831
Holly Corp.	-	-	561	9,900
Home Port Bancorp, Inc.	920	-	141	6,170
Horizon Health Corp.	232	-	-	3,541
Hurco Companies, Inc.	-	133	-	1,365
Hyder PLC	2,062	-	940	42,505
ICU Medical, Inc.	1,168	-	-	20,950
IDEX Corp.	-	800	210	-
IHOP Corp.	3,422	294	-	32,750
Independence Federal Savings Bank	-	-	82	1,202
InfoUSA, Inc.	9,393	2,963	-	19,500
Institution of General Education Co.	-	-	63	-
Intercontinental Life Corp.	45	-	-	8,343
Intest Corp.	8	28	-	10,075
IPC Holdings Ltd.	-	-	1,195	39,735
JDA Software Group Inc.	-	1,263	-	-
Jean Coutu Group, Inc. Class A	-	546	220	39,217
JLM Couture, Inc.	-	-	-	499
Kenneth Cole Productions, Inc. Class A	-	5,248	-	-
Kentucky Electric Steel, Inc.	615	-	-	735
Koss Corp.	-	936	-	-
Kronos, Inc.	1,881	4,536	-	30,311
Lady Luck Gaming Corp.	272	290	-	-
Lai Worldwide, Inc.	-	3,094	-	-
Lakes Gaming, Inc.	2,330	-	-	9,339
Lasalle Re Holdings Ltd.	-	-	-	25,546
Life USA Holding, Inc.	-	3,368	-	-
M/I Schottenstein Homes, Inc.	-	-	176	15,840
Mark VII, Inc.	-	3,266	-	-
Markwest Hydrocarbon, Inc.	1,309	-	-	5,479
Marten Transport Ltd.	-	-	-	6,044
Maynard Oil Co.	993	12	-	7,483
Medstone International, Inc.	-	-	-	3,069
Mercury Air Group, Inc.	-	631	-	3,348
Mesa Laboratories, Inc.	31	-	-	1,099

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Metro, Inc. Class A	$ -	$ -	$ 518	$ 40,237
MFC Bancorp Ltd.	1,240	-	-	5,370
Micro Linear Corp.	-	6,835	-	-
Microsemi Corp.	-	7,557	-	-
Midcoast Energy Resources, Inc.	388	-	96	11,176
Midwest Express Holdings, Inc.	844	8,611	-	-
Mikes Restaurants, Inc.	12	-	-	420
MMI Companies, Inc.	-	7,000	228	-
Moffat Communications Ltd.	-	1,899	202	39,424
Monro Muffler Brake, Inc.	974	313	-	6,787
Morton's Restaurant Group, Inc.	-	-	-	7,380
Movado Group, Inc.	60	-	95	13,053
Murakami Corp.	64	-	52	4,747
MYR Group, Inc.	1,452	2,459	67	-
Nanometrics, Inc.	-	3,184	-	-
National Western Life Insurance Co. Class A	-	-	-	12,495
Nature's Sunshine Products, Inc.	3,314	-	169	12,319
Nautica Enterprises, Inc.	-	-	-	39,259
Nordlandsbanken AS	-	-	319	9,029
Novus Petroleum Ltd.	3,461	-	-	11,970
Nu Horizons Electronics Corp.	-	-	-	-
Oakwood Homes Corp.	-	23,498	112	4,731
Octel Corp.	-	-	-	12,604
Ocular Sciences, Inc.	8,259	-	-	19,602
OEC Medical Systems, Inc.	-	6,068	-	-
Oilgear Co.	380	-	41	1,846
Old Dominion Freight Lines, Inc.	-	-	-	8,104
One Price Clothing Stores, Inc.	1,566	-	-	1,967
Oriole Homes Corp. Class B	-	-	-	360
Orthofix International NV	426	-	-	19,546
P&F Industries, Inc. Class A	573	-	-	3,039
P.A.M. Transportation Services, Inc.	645	-	-	4,491
Patrick Industries, Inc.	-	2,597	77	2,841
PAULA Financial	184	-	47	1,332
Pe Ben Oilfield Services Ltd.	61	-	-	1,012

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Peak International Ltd.	$ 4,091	$ -	$ -	$ 7,472
Perry Ellis International, Inc.	15	-	-	4,446
Perry Group PLC	251	-	296	3,118
Petroleum Development Corp.	124	-	-	7,989
Petroleum Helicopters, Inc.	-	-	11	2,138
Philadelphia Consolodated Holding Corp.	1,545	-	-	17,698
Piercing Pagoda, Inc.	101	-	-	13,535
Piolax, Inc.	700	-	121	4,663
Pittston Co. - Brink's Group	992	-	156	37,476
Pittston Co. (BAX Group)	622	12,338	197	-
Pomeroy Computer Resources, Inc.	239	-	-	20,057
Powell Industries, Inc.	-	2,777	-	5,649
Pubco Corp.	-	-	-	2,376
PXRE Corp.	3,237	-	133	9,788
Quest Diagnostics, Inc.	-	-	-	-
Quest Education Corp.	37	3,566	-	-
Quicks Group PLC	335	-	511	3,957
Quixote Corp.	475	-	218	10,896
Raytech Corp.	-	36	-	889
RCM Technologies, Inc.	1,701	-	-	4,571
Redwood Trust, Inc.	-	2,150	1,120	13,251
RehabCare Group, Inc.	429	654	-	46,053
Reliability, Inc.	801	743	-	2,206
Remedy Corp.	-	1,000	-	-
RemedyTemp, Inc. Class A	490	263	-	6,446
Res-Care, Inc.	1,466	97	-	10,263
Respironics, Inc.	-	6,309	-	31,402
Rex Stores Corp.	2,838	326	-	11,520
Reynolds & Reynolds Co. Class A	1,819	1,621	1,710	65,582
Richardsons Westgarth PLC	-	2,748	29	-
Richmont Mines, Inc.	14	-	-	910
Right Management Consultants, Inc.	-	-	-	6,730
Ringkjoebing Bank	-	-	56	2,367
Riviana Foods, Inc.	443	-	467	14,040
Robertson Ceco Corp.	-	1,468	-	-
RPC, Inc.	119	7	389	28,370
S&K Famous Brands, Inc.	-	1,780	-	-

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Safeguard Health Enterprises, Inc.	$ -	$ 2,977	$ -	$ -
SBS Technologies, Inc.	1,499	263	-	21,664
Schultz Sav-O Stores, Inc.	204	-	142	4,900
Seattle FilmWorks, Inc.	-	-	-	-
SED International Holdings, Inc.	-	-	-	3,390
Serologicals Corp.	-	2,550	-	-
ShoLodge, Inc.	-	-	-	1,207
Sigmatron International, Inc.	523	-	-	605
Sonic Corp.	-	-	-	58,592
Sons of Gwalia NL	144	-	132	-
Sound Advice, Inc.	68	-	-	1,902
Southern Energy Homes, Inc.	-	12	-	1,781
Southwestern Energy Co.	64	4,641	314	10,436
Sparebanken Rana Grunnfondsbevis	-	-	38	627
Spiezman Industries, Inc.	-	246	-	-
SPSS, Inc.	88	428	-	25,394
Standard Commercial Corp.	140	-	253	6,271
Stanley Furniture Co., Inc.	271	-	-	16,050
Stantec, Inc.	956	-	-	6,566
Stephan Co.	414	-	28	1,739
Sterile Recoveries Inc.	23	597	-	-
Sterling Bancorp	702	-	310	9,295
Stirling Cooke Brown Holdings Ltd.	338	-	98	1,857
Strattec Security Corp.	1,658	-	-	18,505
Superior Energy Services, Inc.	-	-	-	-
Suprema Specialties, Inc.	-	355	-	4,104
Swift Energy Co.	1,282	1,487	-	45,191
Sylvan, Inc.	463	-	-	3,281
Taitron Components, Inc. Class A	-	505	-	1,518
Talentum Oyj (B Shares)	-	947	-	-
Tandy Brands Accessories, Inc.	-	436	-	4,871
TB Wood's Corp.	352	78	118	3,806
TBC Corp.	1,670	-	-	9,770
Tech-Sym Corp.	433	4,535	-	-
Terra Nova (Bermuda) Holdings Ltd. Class A	412	26,478	216	-
Toami Corp.	-	-	47	1,590

Annual Report

Notes to Financial Statements - continued

9. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued

Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Todhunter International Inc.	$ -	$ 249	$ -	$ -
Tollgrade Communications, Inc.	-	3,753	-	-
Trancom Co. Ltd.	-	192	43	2,140
Transpro, Inc.	-	-	132	2,933
Twin Disc, Inc.	194	-	164	4,231
U.S. Home Corp.	6,111	8,364	-	-
UCBH Holdings, Inc.	1,666	41	68	19,350
UICI	447	16,992	-	-
Unico American Corp.	-	567	-	-
Unigraphics Solutions, Inc. Class A	-	434	-	8,093
Uni-Select, Inc.	-	990	137	6,524
Universal Health Services, Inc. Class B	-	3,303	-	-
Up, Inc.	-	-	50	1,535
URS Corp.	983	-	-	19,659
USEC, Inc.	568	3,546	7,118	36,999
Utah Medical Products, Inc.	-	-	-	5,312
Vertex Communications Corp.	-	2,872	-	-
Video Display Corp.	-	210	-	-
Wao Corp.	-	-	-	1,658
Western Beef, Inc.	-	1,556	-	-
Willbros Group, Inc.	-	733	-	-
Winsloew Furniture, Inc.	-	2,208	-	-
Winston Resources, Inc.	-	738	-	-
Wireless Telecom Group, Inc.	281	5,703	-	4,130
World Fuel Services Corp.	-	-	250	9,921
Wynn's International, Inc.	446	7,263	499	-
Totals	$ 137,500	$ 397,360	$ 27,535	$ 2,402,464

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 11, 2000

Annual Report

Distributions

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on September 11, 2000, to shareholders of record at the opening of business on September 8, 2000, a distribution of $2.75 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.08 per share from net investment income.

A total of 80% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Joel C. Tillinghast, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Puritan®

Fund

Annual Report

July 31, 2000

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	6	The manager's review of fund performance, strategy and outlook.
Investment Changes	9	A summary of major shifts in the fund's investments over the past 12 months.
Investments	10	A complete list of the fund's investments with their market values.
Financial Statements	45	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	49	Notes to the financial statements.
Report of Independent Accountants	55	The auditors' opinion
Distributions	56

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	1.34%	81.23%	250.15%
Fidelity Balanced Income Composite	-0.04%	82.70%	222.99%
LB Aggregate Bond	5.97%	36.94%	111.27%
S&P 500	8.98%	177.11%	408.31%
Balanced Funds Average	6.04%	84.11%	207.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Income Composite Index - a hypothetical combination of unmanaged indices combining the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 461 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	1.34%	12.63%	13.35%
Fidelity Balanced Income Composite	-0.04%	12.81%	12.44%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on July 31, 1990. As the chart shows, by July 31, 2000, the value of the investment would have grown to $35,015 - a 250.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $50,831 - a 408.31% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,127 - a 111.27% increase. You can also look at how the Fidelity Balanced Income Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $32,299 - a 222.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fund Talk: The Manager's Overview

Market Recap

During the 12-month period that ended July 31, 2000, the U.S. securities markets struggled to break free from the grip of the Federal Reserve Board, whose effort to cool the overheated economy was delivered via a series of five interest-rate hikes. With every clench of its fist, the Fed's effort - which raised the federal funds rate by a combined total of 1.50% - gradually tempered the optimism toward stocks as the period progressed. Most of the effect of the Fed's tightening, coupled with the market's concerns about corporate earnings, took its toll on stocks starting in the second quarter of 2000. The Standard & Poor's 500 Index, an index of 500 larger companies, returned 8.98% for the past year, but feeling the impact of the Fed's action, has lost 1.98% year to date. Even the seemingly invincible NASDAQ Composite Index, which finished the period with a 43.08% gain, has given back 7.65% so far this year. Despite higher rates that put pressure on bonds earlier in the period, fixed-income markets posted solid returns relative to equities in 2000 as investors fled technology stocks in favor of less-volatile areas. The Lehman Brothers Aggregate Bond Index - a broad measure of the U.S. taxable investment-grade bond market - returned 5.97% for the 12-month period.

SM

(Portfolio Manager photograph)
An interview with Steve Petersen, Portfolio Manager of Fidelity Puritan Fund

Q. How did the fund perform, Steve?

A. For the 12-month period that ended July 31, 2000, the fund returned 1.34%. By comparison, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned 8.98% and 5.97%, respectively. During the same period, the fund underperformed the 6.04% return of the balanced funds average as tracked by Lipper Inc. Because of the fund's mix of stocks and bonds, we also compare its performance with the Fidelity Balanced Income Composite Index, a hypothetical combination of unmanaged indexes combining the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. This index returned -0.04% for the 12-month period.

Q. Why did the fund underperform its peer group during the period?

A. Puritan is a conservative balanced fund. Since its inception, it has followed a consistent investment approach, buying dividend-paying and conservative growth stocks, while limiting its exposure to the more volatile areas of the stock market. Many competitors don't follow this approach, investing instead in more volatile growth stocks, which did well for most of the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any changes to
the fund since taking over in February?

A. I culled selected underperforming stocks from the portfolio, replacing them with candidates with better underlying fundamentals. I also added some "household names" to the portfolio. The fund now holds a slightly higher number of stocks than it did in February.

Q. Finance was the fund's largest sector weighting. How did the fund's holdings do?

A. Their performance was mixed. On the positive side, many financial companies that earned a high percentage of their revenues from transactions or asset management businesses did well during the period. Examples include Citigroup, whose subsidiary Salomon Smith Barney enjoyed strong revenues, and Morgan Stanley. Bank of New York's successful custody business helped its performance. On the negative side, Fannie Mae and Freddie Mac continued to be plagued by higher interest rates and by Congress' ongoing debate about whether the U.S. government should continue to implicitly guarantee their debt.

Q. Which stocks were disappointments?

A. AT&T was hurt by announcements that its earnings growth would be lower than expected. Its core business - consumer long-distance telephone services - has been flat over the past few years. SBC Communications, a telephone company specializing in local service, also announced slower-than-
expected earnings growth, and its stock performance suffered.

Q. How did the fund's fixed-income subportfolio perform?

A. Overall, it helped performance during the period, outperforming the Lehman Brothers index. I tried to keep the fund's fixed-income risk parameters close to the index, while focusing on adding value through individual security selection. This strategy worked well. The fund's overweighting in investment-grade corporate bonds and mortgage-backed securities relative to the index helped its performance, but its underweighting in Treasuries hurt. While mortgages outperformed Treasuries during the year, corporate bonds did not, so it was the selection of individual securities that accounted for the good relative performance of the fund's corporate bond holdings.

Q. What's your near-term outlook, Steve?

A. The big question is how much the economy will slow. If it strengthens, showing the past couple of months to be an anomaly, it would cause more worry about steps the Federal Reserve Board could take - such as increasing interest rates significantly to slow the economy, potentially causing a recession. On the other hand, if the Fed's tightening moves have been sufficient to slow the economy and reduce expectations for growth, perhaps causing a bit of a correction in technology stocks, the market would probably perceive that as a very positive scenario. No matter what scenario evolves, I will continue to invest in what I believe to be the cheapest part of the market. I'll focus on finding solid companies, looking for good value and strong dividend yields.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with
reasonable risk

Fund number: 004

Trading symbol: FPURX

Start date: April 16, 1947

Size: as of July 31, 2000, more than $20.9 billion

Manager: Steve Petersen, since February 2000; manager, Fidelity Equity-Income Fund, since 1993; Fidelity Balanced Fund, 1996-1997; joined Fidelity in 1980

3

Steve Petersen on the fund's style:

"Since its inception in 1947, the fund's goal - income and capital growth consistent with reasonable risk - has held steady. Its objective - to deliver a balance of stock appreciation, dividend income from stocks and income from fixed-income securities - has provided investors with moderate exposure to many of the more conservative areas of the equity and fixed-income markets. Recently, the bells and whistles of high-tech and aggressive-growth stocks have gotten a lot of attention and delivered some out-of-the-ballpark investment returns. However, their volatility simply does not fit the investment profile of the fund, which is designed to be less volatile than the market as a whole, while delivering income. There will always be areas that have stellar performance, but they are usually relatively short-lived. The fund is designed for long-term performance and will not typically invest in these types of stocks, since they don't fit the goals and comfort level of conservative investors."

Annual Report

Investment Changes

Top Five Stocks as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.9	3.7
General Electric Co.	2.4	2.6
Eli Lilly & Co.	2.2	1.5
Fannie Mae	2.1	2.4
BP Amoco PLC	2.0	2.1
	12.6	12.3
Top Five Bond Issuers as of July 31, 2000
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.9	8.8
U.S. Treasury Obligations	5.8	6.8
Government National Mortgage Association	2.2	2.1
CS First Boston Mortgage Securities Corp.	0.5	0.4
Comdisco, Inc.	0.4	0.4
	19.8	18.5
Top Five Market Sectors as of July 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	18.7	18.4
Energy	10.9	9.7
Utilities	8.8	8.9
Technology	7.5	10.3
Media & Leisure	7.0	8.6
Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Stocks 62.7%		Stocks 64.4%
	Bonds 36.2%		Bonds 34.1%
	Convertible Securities 1.5%		Convertible Securities 1.6%
	Short-Term Investments and Net Other Assets (0.4)% A		Short-Term Investments and Net Other Assets (0.1)% A
* Foreign investments	8.2%	** Foreign investments	7.3%

A Short-term investments and net other assets are not included in the pie chart.

Annual Report

Investments July 31, 2000

Showing Percentage of Net Assets

Common Stocks - 61.7%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 2.8%
Aerospace & Defense - 2.0%
Boeing Co.	2,079,600	$ 101,900
Honeywell International, Inc.	750,000	25,219
Rockwell International Corp.	772,300	27,079
Textron, Inc.	2,753,500	157,122
United Technologies Corp.	1,915,820	111,836
		423,156
Ship Building & Repair - 0.8%
General Dynamics Corp.	2,750,000	155,203
TOTAL AEROSPACE & DEFENSE		578,359
BASIC INDUSTRIES - 2.1%
Chemicals & Plastics - 1.4%
Crompton Corp.	1,474,800	14,471
Dow Chemical Co.	1,207,800	34,724
E.I. du Pont de Nemours and Co.	821,300	37,215
Engelhard Corp.	1,280,300	23,125
Great Lakes Chemical Corp.	600,000	17,625
Praxair, Inc.	3,505,100	138,671
Rohm & Haas Co.	251,500	6,539
Solutia, Inc.	1,606,300	22,990
		295,360
Iron & Steel - 0.1%
Nucor Corp.	400,000	15,100
Metals & Mining - 0.4%
Alcoa, Inc.	3,002,100	90,814
Packaging & Containers - 0.1%
Ball Corp.	509,755	17,682
Owens-Illinois, Inc. (a)	905,200	12,050
		29,732
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.	266,600	6,615
Smurfit-Stone Container Corp. (a)	500,000	6,219
		12,834
TOTAL BASIC INDUSTRIES		443,840
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - 0.3%
Building Materials - 0.1%
Masco Corp.	1,651,100	$ 32,609
Real Estate Investment Trusts - 0.2%
Equity Residential Properties Trust (SBI)	807,200	40,259
TOTAL CONSTRUCTION & REAL ESTATE		72,868
DURABLES - 1.1%
Autos, Tires, & Accessories - 0.4%
AutoNation, Inc.	554,500	3,847
Goodyear Tire & Rubber Co.	540,200	10,770
Johnson Controls, Inc.	432,300	22,453
TRW, Inc.	800,000	35,950
		73,020
Consumer Durables - 0.6%
Minnesota Mining & Manufacturing Co.	934,800	84,190
Snap-On, Inc.	1,100,000	33,206
		117,396
Consumer Electronics - 0.0%
Black & Decker Corp.	200,000	7,438
Home Furnishings - 0.1%
Newell Rubbermaid, Inc.	815,700	21,973
Textiles & Apparel - 0.0%
Kellwood Co.	114,200	2,555
TOTAL DURABLES		222,382
ENERGY - 10.4%
Energy Services - 1.8%
Baker Hughes, Inc.	2,238,400	77,505
Halliburton Co.	5,559,200	256,418
Schlumberger Ltd. (NY Shares)	422,000	31,202
		365,125
Oil & Gas - 8.6%
BP Amoco PLC	11,927,024	103,989
BP Amoco PLC sponsored ADR	6,180,326	323,308
Burlington Resources, Inc.	1,341,600	43,770
Chevron Corp.	350,000	27,650
Conoco, Inc. Class B	2,750,323	63,429
Exxon Mobil Corp.	10,156,262	812,501
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Royal Dutch Petroleum Co. (NY Shares)	1,966,400	$ 114,543
TotalFinaElf SA:
Class B	655,800	96,485
sponsored ADR	2,318,700	170,569
USX - Marathon Group	2,071,200	50,356
		1,806,600
TOTAL ENERGY		2,171,725
FINANCE - 14.8%
Banks - 4.4%
Bank of America Corp.	1,150,000	54,481
Bank of New York Co., Inc.	1,213,700	56,816
Bank One Corp.	2,104,000	66,934
Chase Manhattan Corp.	8,485,050	421,601
Comerica, Inc.	800,000	40,800
Firstar Corp.	272,300	5,378
FleetBoston Financial Corp.	600,000	21,488
Mellon Financial Corp.	2,987,300	112,584
PNC Financial Services Group, Inc.	547,300	27,844
U.S. Bancorp	2,150,000	41,253
Wells Fargo & Co.	1,675,000	69,198
		918,377
Credit & Other Finance - 3.7%
American Express Co.	4,755,281	269,565
Arcadia Financial Ltd. warrants 3/15/07 (a)	361	0
Associates First Capital Corp. Class A	3,516,210	92,081
Citigroup, Inc.	5,297,928	373,835
Household International, Inc.	1,250,000	55,703
		791,184
Federal Sponsored Credit - 3.8%
Fannie Mae	8,999,850	448,868
Freddie Mac	8,845,100	348,829
		797,697
Insurance - 2.3%
ACE Ltd.	1,100,000	39,600
American International Group, Inc.	1,618,238	141,899
Everest Re Group Ltd.	101,100	4,012
Hartford Financial Services Group, Inc.	2,817,800	181,044
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Insurance - continued
Protective Life Corp.	178,700	$ 4,847
The Chubb Corp.	525,900	38,917
The St. Paul Companies, Inc.	490,600	21,801
UnumProvident Corp.	1,450,200	33,355
XL Capital Ltd. Class A	297,900	19,661
		485,136
Savings & Loans - 0.1%
TCF Financial Corp.	759,700	22,364
Securities Industry - 0.5%
ECM Corp. LP (g)	6,318	556
Morgan Stanley Dean Witter & Co.	1,085,200	99,025
		99,581
TOTAL FINANCE		3,114,339
HEALTH - 6.8%
Drugs & Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	4,185,700	207,715
Eli Lilly & Co.	4,412,700	458,369
Merck & Co., Inc.	2,456,300	176,086
Pfizer, Inc.	2,009,575	86,663
Schering-Plough Corp.	4,563,600	197,090
		1,125,923
Medical Equipment & Supplies - 1.4%
Abbott Laboratories	4,570,400	190,243
Baxter International, Inc.	696,000	54,114
Cardinal Health, Inc.	680,400	50,009
		294,366
TOTAL HEALTH		1,420,289
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
Electrical Equipment - 2.4%
General Electric Co.	9,662,800	497,030
W.W. Grainger, Inc.	266,200	8,452
		505,482
Industrial Machinery & Equipment - 2.3%
Caterpillar, Inc.	1,314,800	44,785
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - continued
CNH Global NV	655,900	$ 5,124
Deere & Co.	1,665,200	64,214
Illinois Tool Works, Inc.	352,800	20,198
Ingersoll-Rand Co.	1,674,200	65,712
ITT Industries, Inc.	304,000	9,994
Parker-Hannifin Corp.	1,056,300	37,565
The Stanley Works	388,000	10,161
Tyco International Ltd.	4,227,724	226,183
		483,936
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		989,418
MEDIA & LEISURE - 3.6%
Broadcasting - 0.4%
Benedek Communications Corp. warrants 7/1/07 (a)	51,900	104
Clear Channel Communications, Inc. (a)	162,400	12,373
CS Wireless Systems, Inc. (a)(g)	911	0
Motient Corp. warrants 4/1/08 (a)	2,035	61
Time Warner, Inc.	939,502	72,048
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	26,110	783
		85,369
Entertainment - 2.0%
Fox Entertainment Group, Inc. Class A (a)	933,800	28,598
Mandalay Resort Group (a)	797,100	19,479
News Corp. Ltd. sponsored ADR (preferred ltd. vtg.)	631,200	26,629
Six Flags, Inc. (a)	91,500	1,390
Viacom, Inc. Class B (non-vtg.) (a)	4,499,717	298,387
Walt Disney Co.	914,700	35,387
		409,870
Lodging & Gaming - 0.1%
Harrah's Entertainment, Inc. (a)	598,500	15,000
Motels of America, Inc. (a)	3,000	43
		15,043
Publishing - 0.6%
McGraw-Hill Companies, Inc.	1,888,000	112,218
Reader's Digest Association, Inc. Class A (non-vtg.)	400,000	15,125
		127,343
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Restaurants - 0.5%
McDonald's Corp.	3,568,200	$ 112,398
TOTAL MEDIA & LEISURE		750,023
NONDURABLES - 2.0%
Beverages - 0.2%
Brown-Forman Corp. Class B (non-vtg.)	199,600	9,980
Seagram Co. Ltd.	641,500	35,964
		45,944
Foods - 0.3%
Nabisco Group Holdings Corp.	1,545,600	40,958
Nabisco Holdings Corp. Class A	278,800	14,742
		55,700
Household Products - 1.1%
Avon Products, Inc.	1,888,900	74,966
Clorox Co.	758,600	31,340
Dial Corp.	821,700	10,425
Gillette Co.	1,193,400	34,832
International Flavors & Fragrances, Inc.	330,600	8,844
Procter & Gamble Co.	643,700	36,610
Unilever NV (NY Shares)	233,165	10,318
Unilever PLC	3,545,982	21,442
		228,777
Tobacco - 0.4%
Philip Morris Companies, Inc.	3,558,240	89,846
TOTAL NONDURABLES		420,267
RETAIL & WHOLESALE - 1.0%
Apparel Stores - 0.4%
Mothers Work, Inc. (a)(k)	2,416	24
The Limited, Inc.	3,050,000	62,334
TJX Companies, Inc.	1,765,200	29,567
Venator Group, Inc. (a)	294,200	4,156
		96,081
General Merchandise Stores - 0.6%
Ames Department Stores, Inc. (a)	207,500	1,478
Consolidated Stores Corp. (a)	300,000	3,581
JCPenney Co., Inc.	391,000	6,305
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
General Merchandise Stores - continued
Target Corp.	2,405,400	$ 69,757
Wal-Mart Stores, Inc.	793,700	43,604
		124,725
TOTAL RETAIL & WHOLESALE		220,806
SERVICES - 0.3%
Printing - 0.0%
New England Business Service, Inc.	292,800	6,076
Services - 0.3%
Dun & Bradstreet Corp.	176,300	5,212
H&R Block, Inc.	1,442,900	46,173
Viad Corp.	500,300	13,039
		64,424
TOTAL SERVICES		70,500
TECHNOLOGY - 6.5%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	1,800,000	117,788
Nortel Networks Corp.	171,015	12,719
		130,507
Computer Services & Software - 0.7%
Ceridian Corp. (a)	221,900	5,048
DecisionOne Corp. (a)	11,480	0
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	6,740	0
Class B warrants 4/18/07 (a)	11,613	0
Class C warrants 4/18/07 (a)	6,888	0
Electronic Data Systems Corp.	220,200	9,469
IMS Health, Inc.	1,581,700	28,569
Microsoft Corp. (a)	381,100	26,606
NCR Corp. (a)	1,077,900	38,198
Sabre Holdings Corp. Class A	60,030	1,467
Unisys Corp. (a)	2,658,500	26,087
		135,444
Computers & Office Equipment - 3.7%
Compaq Computer Corp.	4,491,700	126,048
EMC Corp. (a)	3,363,444	286,313
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Hewlett-Packard Co.	1,089,300	$ 118,938
International Business Machines Corp.	682,500	76,739
Pitney Bowes, Inc.	4,720,480	163,447
Xerox Corp.	600,000	8,925
		780,410
Electronic Instruments - 0.2%
Thermo Electron Corp. (a)	1,709,800	35,478
Electronics - 1.2%
Insilco Corp. warrants 8/15/07 (a)	5,660	0
Intel Corp.	700,000	46,725
Motorola, Inc.	2,193,600	72,526
Texas Instruments, Inc.	2,414,800	141,719
		260,970
Photographic Equipment - 0.1%
Eastman Kodak Co.	336,700	18,476
TOTAL TECHNOLOGY		1,361,285
TRANSPORTATION - 0.8%
Air Transportation - 0.2%
AMR Corp.	495,000	16,366
Southwest Airlines Co.	619,700	14,640
		31,006
Railroads - 0.6%
Burlington Northern Santa Fe Corp.	3,502,500	85,592
CSX Corp.	736,700	18,279
Union Pacific Corp.	573,100	24,751
		128,622
TOTAL TRANSPORTATION		159,628
UTILITIES - 4.5%
Cellular - 0.1%
AT&T Corp. - Wireless Group	595,100	16,365
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	41,555	83
warrants 1/15/07 (CV ratio .6) (a)	8,090	32
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Cellular - continued
McCaw International Ltd. warrants 4/16/07 (a)(g)	40,960	$ 410
WebLink Wireless, Inc. Class A (a)	97,009	976
		17,866
Electric Utility - 0.7%
Allegheny Energy, Inc.	300,000	9,413
DPL, Inc.	229,379	5,534
Entergy Corp.	2,333,200	63,288
IPALCO Enterprises, Inc.	590,100	13,351
Niagara Mohawk Holdings, Inc. (a)	2,269,700	30,215
NRG Energy, Inc.	286,200	6,708
PG&E Corp.	600,000	15,525
		144,034
Telephone Services - 3.7%
AT&T Corp.	6,785,444	209,925
BellSouth Corp.	2,927,170	116,538
KMC Telecom Holdings, Inc. warrants 4/15/08 (a)(g)	5,620	13
Pathnet, Inc. warrants 4/15/08 (a)(g)	13,715	137
Qwest Communications International, Inc. (a)	440,284	20,666
SBC Communications, Inc.	7,699,087	327,692
Sprint Corp. - FON Group	530,600	18,903
Verizon Communications	345,200	16,224
WorldCom, Inc. (a)	1,682,600	65,727
		775,825
TOTAL UTILITIES		937,725
TOTAL COMMON STOCKS (Cost $9,772,271)		12,933,454
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.6%
FINANCE - 0.2%
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	300,300	22,544
MetLife, Inc. $4.00	300,600	20,441
		42,985
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Electrical Equipment - 0.0%
Loral Space & Communications Ltd. Series C, $3.00 (g)	195,900	$ 3,624
MEDIA & LEISURE - 0.3%
Broadcasting - 0.3%
Cox Communications, Inc. $6.858 PRIZES	160,000	16,340
Earthwatch, Inc. $8.50 (g)	549,374	137
MediaOne Group, Inc. (Vodafone AirTouch PLC) $3.63 PIES	453,100	42,308
		58,785
Entertainment - 0.0%
Six Flags, Inc. $4.05 PIES	200,000	6,725
TOTAL MEDIA & LEISURE		65,510
UTILITIES - 0.1%
Electric Utility - 0.1%
Alliant Energy Resources, Inc. $4.91 (g)	72,900	4,429
Telephone Services - 0.0%
Axxent, Inc. (k)	568,781	3,106
TOTAL UTILITIES		7,535
TOTAL CONVERTIBLE PREFERRED STOCKS		119,654
Nonconvertible Preferred Stocks - 1.0%
ENERGY - 0.1%
Energy Services - 0.1%
R&B Falcon Corp. 13.875%	10,054	11,462
FINANCE - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	6,030	5,537
HEALTH - 0.0%
Medical Facilities Management - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	9,690	9,098
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
Adelphia Communications Corp. $13.00	38,030	3,803
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	44,672	$ 4,590
CSC Holdings, Inc.:
11.125% pay-in-kind	174,567	18,504
Series H, 11.75% pay-in-kind	147,857	15,969
Granite Broadcasting Corp. 12.75% pay-in-kind	4,774	3,819
		46,685
TECHNOLOGY - 0.0%
Computers & Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative	683	1,065
UTILITIES - 0.7%
Cellular - 0.3%
Nextel Communications, Inc.:
11.125% pay-in-kind	34,361	34,361
Series D, 13% pay-in-kind	30,447	32,274
		66,635
Electric Utility - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	29,829	2,789
Telephone Services - 0.4%
Adelphia Business Solution, Inc. 12.875% pay-in-kind	1,788	1,556
e.spire Communications, Inc. $127.50 pay-in-kind	9,288	2,043
ICG Holdings, Inc.:
14% pay-in-kind	5	4
14.25% pay-in-kind	19,565	14,674
Intermedia Communications, Inc. 13.5% pay-in-kind	15,905	11,372
NEXTLINK Communications, Inc. 13.5% pay-in-kind	5,902	5,666
NEXTLINK Communications, Inc. 14% pay-in-kind	698,890	33,197
		68,512
TOTAL UTILITIES		137,936
TOTAL NONCONVERTIBLE PREFERRED STOCKS		211,783
TOTAL PREFERRED STOCKS (Cost $324,221)		331,437
Corporate Bonds - 14.9%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.9%
MEDIA & LEISURE - 0.6%
Broadcasting - 0.3%
Cox Communications, Inc. 1% 4/19/20	Baa3	$ 34,870	$ 17,261
EchoStar Communications Corp. 4.875% 1/1/07 (g)	-	30,000	32,081
Liberty Media Corp. 4% 11/15/29 (g)	Baa3	17,982	24,118
			73,460
Publishing - 0.3%
News America Holdings, Inc. liquid yield option notes 0% 3/11/13	Baa3	58,740	58,635
TOTAL MEDIA & LEISURE			132,095
TECHNOLOGY - 0.1%
Electronics - 0.1%
Solectron Corp. 0% 5/8/20	BBB	14,790	9,198
Vitesse Semiconductor Corp. 4% 3/15/05 (g)	B2	11,100	9,241
			18,439
UTILITIES - 0.2%
Cellular - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10 (g)	B1	19,070	19,165
Telephone Services - 0.1%
Level 3 Communications, Inc. 6% 3/15/10	Caa1	18,720	14,976
TOTAL UTILITIES			34,141
TOTAL CONVERTIBLE BONDS			184,675
Nonconvertible Bonds - 14.0%
AEROSPACE & DEFENSE - 0.2%
Defense Electronics - 0.2%
Raytheon Co.:
6.3% 8/15/00	Baa2	5,000	4,994
7.9% 3/1/03 (g)	Baa2	30,270	30,442
			35,436
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
AEROSPACE & DEFENSE - continued
Ship Building & Repair - 0.0%
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	$ 3,680	$ 3,698
TOTAL AEROSPACE & DEFENSE			39,134
BASIC INDUSTRIES - 0.7%
Chemicals & Plastics - 0.4%
Avecia Group PLC 11% 7/1/09	B2	5,725	5,711
Huntsman Corp.:
9.5% 7/1/07 (g)	B2	7,110	6,506
9.5% 7/1/07 (g)	B2	22,170	20,286
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2	8,440	8,567
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	6,550	6,550
9.875% 5/1/07	Ba3	8,360	8,360
10.875% 5/1/09	B2	13,635	13,703
Sterling Chemicals, Inc. 11.75% 8/15/06	Caa3	3,922	3,177
			72,860
Metals & Mining - 0.0%
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	B3	4,510	4,149
Packaging & Containers - 0.1%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	13,330	10,531
9.75% 6/15/07	Caa1	3,165	2,564
Packaging Corp. of America 9.625% 4/1/09	B2	8,360	8,465
			21,560
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 8.85% 8/1/30	Baa3	6,245	6,238
APP China Group Ltd. 14% 3/15/10 unit (g)	B3	4,085	2,328
Container Corp. of America gtd. 9.75% 4/1/03	B2	1,020	1,019
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	1,070	877
Fort James Corp. 6.625% 9/15/04	Baa2	3,010	2,854
Millar Western Forest Products Ltd. 9.875% 5/15/08	B2	11,820	11,465
Repap New Brunswick, Inc.:
11.5% 6/1/04	B3	1,970	2,009
yankee 10.625% 4/15/05	Caa1	7,905	7,194
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Paper & Forest Products - continued
Stone Container Corp.:
10.75% 10/1/02	B1	$ 5,340	$ 5,407
12.58% 8/1/16 (i)	B2	810	842
			40,233
TOTAL BASIC INDUSTRIES			138,802
CONSTRUCTION & REAL ESTATE - 0.4%
Construction - 0.0%
Blount, Inc. 13% 8/1/09	B3	415	419
Lennar Corp. 9.95% 5/1/10 (g)	Ba1	1,845	1,859
			2,278
Engineering - 0.0%
360networks, Inc. 13% 5/1/08 (g)	B3	6,620	6,306
Real Estate - 0.1%
Duke Realty LP 7.3% 6/30/03	Baa1	10,000	9,872
LNR Property Corp. 9.375% 3/15/08	B1	13,585	12,091
			21,963
Real Estate Investment Trusts - 0.3%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	8,720	8,142
Equity Office Properties Trust:
6.625% 2/15/05	Baa1	10,300	9,770
7.25% 2/15/18	Baa1	6,005	5,243
ProLogis Trust 6.7% 4/15/04	Baa1	4,865	4,658
Spieker Properties LP 6.8% 5/1/04	Baa2	22,460	21,602
			49,415
TOTAL CONSTRUCTION & REAL ESTATE			79,962
DURABLES - 0.0%
Autos, Tires, & Accessories - 0.0%
Federal-Mogul Corp. 7.5% 1/15/09	Ba2	3,295	2,488
Textiles & Apparel - 0.0%
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	2,925	2,399
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
DURABLES - continued
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
7% 11/1/06	Ba3	$ 445	$ 350
Polymer Group, Inc. 9% 7/1/07	B2	2,770	2,299
			5,048
TOTAL DURABLES			7,536
ENERGY - 0.4%
Coal - 0.0%
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	8,740	8,259
Energy Services - 0.0%
Cliffs Drilling Co. 10.25% 5/15/03	Ba3	535	540
R&B Falcon Corp.:
6.5% 4/15/03	Ba3	3,270	3,025
6.75% 4/15/05	Ba3	740	670
6.95% 4/15/08	Ba3	445	378
9.5% 12/15/08	Ba3	360	359
			4,972
Oil & Gas - 0.4%
Anadarko Petroleum Corp. 7.2% 3/15/29	Baa1	23,125	21,592
Apache Corp.:
7.625% 7/1/19	Baa1	6,435	6,305
7.7% 3/15/26	Baa1	4,785	4,708
Apache Finance Property Ltd. 6.5% 12/15/07	Baa1	5,010	4,652
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	1,160	1,073
8.5% 3/15/12	B2	1,480	1,243
9.125% 4/15/06	B2	977	921
9.625% 5/1/05	B2	5,896	5,749
Conoco, Inc. 5.9% 4/15/04	A3	7,300	6,995
Great Lakes Carbon Corp. 10.25% 5/15/08 pay-in-kind	B3	4,945	3,363
Phillips Petroleum Co. 6.375% 3/30/09	Baa2	10,000	9,101
Plains Resources, Inc.:
Series B 10.25% 3/15/06	B2	3,980	4,040
Series D 10.25% 3/15/06	B2	1,905	1,934
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
YPF Sociedad Anonima:
7.75% 8/27/07	B1	$ 570	$ 540
8% 2/15/04	B1	3,800	3,737
			75,953
TOTAL ENERGY			89,184
FINANCE - 3.7%
Banks - 1.8%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	28,500	28,197
Bank of Tokyo-Mitsubishi Ltd. 8.4% 4/15/10	A3	10,800	10,872
Bank One Corp. 7.875% 8/1/10	A1	35,850	35,716
BankBoston Corp. 6.625% 2/1/04	A3	9,640	9,337
BanPonce Financial Corp. 6.75% 8/9/01	A3	18,240	18,122
Barclays Bank PLC yankee 5.95% 7/15/01	A1	35,500	35,292
Capital One Bank 6.375% 2/15/03	Baa2	20,000	19,229
Capital One Financial Corp. 7.125% 8/1/08	Baa3	20,300	18,884
Commonwealth Bank of Australia 8.5% 6/1/10	Aa3	6,400	6,630
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	3,000	2,992
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	5,285	5,499
Korea Development Bank:
6.625% 11/21/03	Baa2	14,825	14,279
7.125% 4/22/04	Baa2	1,975	1,890
7.375% 9/17/04	Baa2	3,890	3,776
MBNA Corp.:
6.34% 6/2/03	Baa2	6,475	6,178
6.875% 11/15/02	Baa2	29,550	29,192
Midlantic Corp. 9.2% 8/1/01	A3	11,550	11,753
National Westminster Bank PLC 7.375% 10/1/09	Aa3	9,775	9,493
Providian National Bank:
6.25% 5/7/01	Baa3	20,195	19,917
6.75% 3/15/02	Baa3	7,805	7,642
Sanwa Finance Aruba AEC 8.35% 7/15/09	Baa1	45,800	45,542
Sumitomo Bank International Finance NV 8.5% 6/15/09	Baa1	5,000	5,095
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Banks - continued
Summit Bancorp 8.625% 12/10/02	A3	$ 6,750	$ 6,869
Union Planters National Bank 6.81% 8/20/01	A3	13,000	12,942
			365,338
Credit & Other Finance - 1.7%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	6,500	5,721
AMRESCO, Inc. 9.875% 3/15/05	Caa3	10,530	4,212
APP Global Finance III 10.7513% 4/17/02 (i)	Caa1	3,700	2,451
Associates Corp. of North America:
6% 4/15/03	Aa3	9,550	9,220
6% 7/15/05	Aa3	22,750	21,265
AT&T Capital Corp. 6.25% 5/15/01	A1	26,360	26,110
Bellsouth Capital Funding Corp. 7.75% 2/15/10	Aa3	3,740	3,751
CIT Group, Inc.:
5.5% 2/15/04	A1	4,850	4,509
7.375% 3/15/03	A1	13,900	13,767
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	4,450	4,402
ERP Operating LP:
6.55% 11/15/01	A3	7,000	6,909
7.1% 6/23/04	A3	10,300	10,007
Finova Capital Corp.:
6.27% 9/29/00	Baa2	2,080	1,966
7.25% 11/8/04	Baa2	9,800	8,379
First Security Capital I 8.41% 12/15/26	A3	16,730	15,706
Ford Motor Credit Co. 7.875% 6/15/10	A2	44,240	44,242
General Motors Acceptance Corp. 7.5% 7/15/05	A2	10,500	10,448
GS Escrow Corp. 7.125% 8/1/05	Ba1	15,825	14,321
Household Finance Corp. 8% 5/9/05	A2	21,000	21,254
Imperial Credit Capital Trust I 10.25% 6/14/02	B2	3,600	3,060
Imperial Credit Industries 9.875% 1/15/07	B3	9,577	6,608
Macsaver Financial Services, Inc.:
7.4% 2/15/02	Ba2	2,110	1,097
7.875% 8/1/03	Ba2	5,170	2,844
Metris Companies, Inc. 10.125% 7/15/06	Ba3	1,065	1,012
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	20,080	19,150
Popular North America, Inc. 7.375% 9/15/01	A3	10,000	9,968
PX Escrow Corp. 0% 2/1/06 (e)	B3	2,550	944
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	$ 27,585	$ 26,127
6.875% 11/15/28	Baa1	29,065	25,133
The Money Store, Inc. 7.3% 12/1/02	A2	13,900	13,802
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	8,968	9,013
TXU Eastern Funding 6.75% 5/15/09	Baa1	9,540	8,530
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Baa1	10,120	8,780
			364,708
Savings & Loans - 0.1%
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	14,750	14,586
7% 6/13/02	Baa3	14,850	14,596
			29,182
Securities Industry - 0.1%
Amvescap PLC yankee 6.375% 5/15/03	A3	13,050	12,481
ECM Corp. LP 14% 6/10/02 (g)	-	36	34
			12,515
TOTAL FINANCE			771,743
HEALTH - 0.1%
Drugs & Pharmaceuticals - 0.0%
Global Health Sciences, Inc. 11% 5/1/08	Caa1	1,680	286
Warner Chilcott, Inc. 12.625% 2/15/08 (g)	B2	2,840	2,883
			3,169
Medical Facilities Management - 0.1%
Express Scripts, Inc. 9.625% 6/15/09	Ba2	3,760	3,732
Fountain View, Inc. 11.25% 4/15/08	Caa1	6,190	1,114
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	C	9,440	1
Oxford Health Plans, Inc. 11% 5/15/05	B2	10,285	10,799
Unilab Corp. 12.75% 10/1/09	B3	3,950	4,138
			19,784
TOTAL HEALTH			22,953
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Electrical Equipment - 0.1%
Loral Space & Communications Ltd. 9.5% 1/15/06	B1	$ 2,140	$ 1,605
Motors & Gears, Inc. 10.75% 11/15/06	B3	6,130	5,946
Telex Communications, Inc. 10.5% 5/1/07	B2	5,330	3,731
			11,282
Industrial Machinery & Equipment - 0.3%
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	5,080	4,496
Thermadyne Holdings Corp. 0% 6/1/08 (e)	Caa1	11,150	4,014
Thermadyne Manufacturing LLC 9.875% 6/1/08	B3	7,810	6,014
Tokheim Corp. 11.375% 8/1/08	Ca	3,250	325
Tyco International Group SA:
yankee 6.875% 1/15/29	Baa1	20,500	17,924
6.875% 9/5/02	Baa1	35,000	34,877
			67,650
Pollution Control - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	1,140	1,055
7.625% 1/1/06	Ba2	725	653
7.875% 1/1/09	Ba2	1,200	1,050
10% 8/1/09	B2	35,595	30,790
Envirosource, Inc. 9.75% 6/15/03	Caa3	8,750	3,500
WMX Technologies, Inc. 6.25% 10/15/00	Ba1	11,150	11,106
WMX Technologies, Inc. 7.7% 10/1/02	Ba1	10,000	9,768
			57,922
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			136,854
MEDIA & LEISURE - 2.3%
Broadcasting - 1.8%
Adelphia Communications Corp. 7.75% 1/15/09	B1	7,930	6,542
American Mobile Satellite Corp. 12.25% 4/1/08	-	2,035	1,536
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	22,000	20,253
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	8,230	7,201
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10.25% 1/15/10	B2	$ 1,780	$ 1,713
Clear Channel Communications, Inc.:
7.25% 10/15/27	Baa3	5,420	4,878
7.875% 6/15/05	Baa3	5,000	5,046
Continental Cablevision, Inc. 8.3% 5/15/06	A2	8,530	8,763
Diamond Cable Communications PLC:
0% 2/15/07 (e)	B2	8,480	6,530
yankee 0% 12/15/05 (e)	B2	2,630	2,456
Earthwatch, Inc. 0% 7/15/07 (e)(g)	-	11,190	6,714
EchoStar DBS Corp. 9.375% 2/1/09	B2	20,320	19,609
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	7,170	5,073
Impsat Fiber Networks, Inc. 13.75% 2/15/05 (g)	B3	4,820	4,362
International Cabletel, Inc. 0% 2/1/06 (e)	B2	20,440	19,214
LIN Holdings Corp. 0% 3/1/08 (e)	B3	6,991	4,701
Nielsen Media Research, Inc. 7.6% 6/15/09	A3	11,355	10,836
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10	Caa1	13,415	8,720
NTL Communications Corp. 11.5% 10/1/08	B3	8,890	8,957
NTL, Inc. 0% 4/1/08 (e)	B3	3,700	2,313
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B1	10,275	9,967
Satelites Mexicanos SA de CV:
10.125% 11/1/04	B3	13,940	9,897
11.28% 6/30/04 (g)(i)	B1	7,537	6,934
Shaw Communications, Inc. 8.25% 4/11/10	Baa2	9,550	9,648
Spectrasite Holdings, Inc.:
0% 4/15/09 (e)	B3	3,530	2,092
0% 3/15/10 (e)	B3	5,215	2,920
TCI Communications, Inc.:
8.75% 8/1/15	A2	23,160	24,620
9.8% 2/1/12	A2	20,180	22,809
TCI Communications Financing III 9.65% 3/31/27	A3	13,120	14,667
Telewest PLC 0% 10/1/07 (e)	B1	20,720	19,891
Time Warner, Inc.:
6.85% 1/15/26	Baa3	19,000	18,489
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Time Warner, Inc.: - continued
8.18% 8/15/07	Baa3	$ 5,425	$ 5,546
UIH Australia/Pacific, Inc.:
Series B 0% 5/15/06 (e)	B2	24,670	22,696
Series D 0% 5/15/06 (e)	B2	4,020	3,698
United International Holdings, Inc. 0% 2/15/08 (e)	B3	29,280	21,082
United Pan-Europe Communications NV:
0% 2/1/10 (e)	B2	16,810	7,565
10.875% 11/1/07	B2	890	783
10.875% 8/1/09	B2	14,090	11,836
11.25% 11/1/09	B2	1,325	1,133
11.25% 2/1/10	B2	3,565	3,030
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	8,340	8,017
			382,737
Entertainment - 0.2%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	3,210	1,669
9.5% 2/1/11	Caa3	2,570	1,362
Hollywood Entertainment Corp. 10.625% 8/15/04	B3	1,620	1,328
Mandalay Resort Group 10.25% 8/1/07 (g)	Ba3	3,015	3,041
MGM Grand, Inc. 9.75% 6/1/07	Ba2	3,620	3,720
Paramount Communications, Inc. 7.5% 1/15/02	Baa1	3,325	3,317
Premier Parks, Inc.(OLD) 9.25% 4/1/06	B3	2,900	2,690
Viacom, Inc. 6.75% 1/15/03	Baa1	21,600	21,252
			38,379
Leisure Durables & Toys - 0.0%
Marvel Enterprises, Inc. 12% 6/15/09	-	8,410	6,770
Lodging & Gaming - 0.1%
HMH Properties, Inc. 7.875% 8/1/05	Ba2	1,815	1,688
ITT Corp. 7.375% 11/15/15	Ba1	3,227	2,840
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	6,870	6,595
			11,123
Publishing - 0.1%
News America Holdings, Inc. 7.375% 10/17/08	Baa3	9,525	9,160
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Publishing - continued
News America, Inc.:
7.125% 4/8/28	Baa3	$ 6,100	$ 5,256
7.28% 6/30/28	Baa3	14,000	12,173
			26,589
Restaurants - 0.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B3	6,340	6,150
NE Restaurant, Inc. 10.75% 7/15/08	B3	3,355	2,550
			8,700
TOTAL MEDIA & LEISURE			474,298
NONDURABLES - 0.4%
Beverages - 0.1%
Seagram JE & Sons, Inc.:
6.625% 12/15/05	Baa3	3,860	3,703
6.8% 12/15/08	Baa3	17,450	16,428
			20,131
Foods - 0.1%
ConAgra, Inc. 7.125% 10/1/26	Baa1	22,725	21,546
Household Products - 0.0%
AKI Holding Corp. 0% 7/1/09 (e)	Caa1	1,930	772
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	27,190	25,667
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	16,800	15,728
			41,395
TOTAL NONDURABLES			83,844
RETAIL & WHOLESALE - 0.3%
Apparel Stores - 0.0%
Mothers Work, Inc. 12.625% 8/1/05	B3	10,905	10,155
Specialty Retailers, Inc. 8.5% 7/15/05 (d)	Ca	12,790	128
			10,283
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
RETAIL & WHOLESALE - continued
Drug Stores - 0.1%
Rite Aid Corp.:
6.5% 12/15/05 (g)	Caa1	$ 20,460	$ 8,798
7.125% 1/15/07	Caa1	7,925	3,329
			12,127
General Merchandise Stores - 0.2%
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	11,500	10,955
8.5% 6/15/03	Baa1	34,210	34,221
			45,176
Grocery Stores - 0.0%
Jitney-Jungle Stores of America, Inc.:
10.375% 9/15/07 (d)	C	1,450	29
12% 3/1/06 (d)	Caa3	1,780	223
Pathmark Stores, Inc. 9.625% 5/1/03 (d)	Caa3	1,890	1,512
			1,764
TOTAL RETAIL & WHOLESALE			69,350
SERVICES - 0.1%
Printing - 0.1%
Sullivan Graphics, Inc. 12.75% 8/1/05	Caa1	10,940	11,049
World Color Press, Inc. 7.75% 2/15/09	Baa3	3,990	3,701
			14,750
Services - 0.0%
AP Holdings, Inc. 0% 3/15/08 (e)	Caa2	1,380	138
Apcoa, Inc. 9.25% 3/15/08	Caa1	10,445	3,917
Medaphis Corp. 9.5% 2/15/05	Caa1	10,385	8,412
			12,467
TOTAL SERVICES			27,217
TECHNOLOGY - 0.9%
Computer Services & Software - 0.2%
Amazon.com, Inc. 0% 5/1/08 (e)	Caa1	4,190	2,095
Colo.com 13.875% 3/15/10 unit (g)	-	5,775	6,064
Concentric Network Corp. 12.75% 12/15/07	B	4,690	4,925
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Computer Services & Software - continued
Covad Communications Group, Inc.:
0% 3/15/08 (e)	B3	$ 11,059	$ 5,087
12% 2/15/10	B3	7,220	5,379
12.5% 2/15/09	B3	4,490	3,412
Exodus Communications, Inc.:
10.75% 12/15/09	B-	14,365	13,934
11.625% 7/15/10 (g)	B	5,335	5,348
PSINet, Inc.:
10% 2/15/05	B3	4,495	3,686
10.5% 12/1/06	B3	3,550	2,876
11% 8/1/09	B3	2,095	1,697
11.5% 11/1/08	B3	350	291
			54,794
Computers & Office Equipment - 0.5%
Comdisco, Inc.:
5.95% 4/30/02	Baa1	19,000	18,059
6.375% 11/30/01	Baa1	24,500	23,731
7.25% 9/1/02	Baa1	43,630	42,250
9.5% 1/28/02	Baa2	2,580	2,627
Dictaphone Corp. 11.75% 8/1/05	B3	5,045	5,095
Globix Corp. 12.5% 2/1/10	B-	8,935	6,969
			98,731
Electronic Instruments - 0.1%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	15,230	14,240
Electronics - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	2,280	2,462
Hadco Corp. 9.5% 6/15/08	B2	7,680	7,728
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	9,000	7,650
			17,840
TOTAL TECHNOLOGY			185,605
TRANSPORTATION - 0.5%
Air Transportation - 0.1%
Atlas Air, Inc.:
8.77% 1/2/11	Ba1	8,241	8,076
10.75% 8/1/05	B1	945	973
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TRANSPORTATION - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	$ 5,265	$ 5,118
7.73% 9/15/12	Baa1	2,150	2,065
Delta Air Lines, Inc. 7.9% 12/15/09	Baa3	10,000	9,439
			25,671
Railroads - 0.4%
Burlington Northern Santa Fe Corp.:
6.53% 7/15/37	Baa2	20,000	19,416
6.875% 12/1/27	Baa2	12,000	10,485
CSX Corp. 6.25% 10/15/08	Baa2	20,500	18,245
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	39,550	38,742
			86,888
TOTAL TRANSPORTATION			112,559
UTILITIES - 3.3%
Cellular - 0.6%
Cellnet Data Systems, Inc. 0% 10/1/07 (e)	-	25,140	1,886
Crown Castle International Corp.:
0% 11/15/07 (e)	B3	3,500	2,643
10.75% 8/1/11	B3	3,650	3,732
Dobson Communications Corp. 10.875% 7/1/10 (g)	-	3,915	3,846
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	31,820	24,183
Metrocall, Inc.:
9.75% 11/1/07	B3	1,760	1,250
10.375% 10/1/07	B3	6,825	5,051
11% 9/15/08	B3	1,570	1,178
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1	26,640	23,177
Nextel Communications, Inc.:
9.375% 11/15/09	B1	15,950	15,192
12% 11/1/08	B1	1,450	1,555
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	14,260	9,126
12.75% 8/1/10 (g)	Caa1	8,840	8,663
Orbital Imaging Corp.:
11.625% 3/1/05	CCC+	1,260	504
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Orbital Imaging Corp.: - continued
11.625% 3/1/05	CCC+	$ 2,570	$ 1,028
Orion Network Systems, Inc. 0% 1/15/07 (e)	B2	8,015	3,286
PageMart Nationwide, Inc. 15% 2/1/05	B3	14,070	13,648
Paging Network, Inc.:
8.875% 2/1/06 (d)	Caa3	705	282
10% 10/15/08 (d)	Caa3	1,410	564
Telesystem International Wireless, Inc.:
0% 6/30/07 (e)	Caa1	11,050	7,735
0% 11/1/07 (e)	Caa1	10,500	6,300
			134,829
Electric Utility - 0.8%
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	25,500	22,714
6.73% 12/11/02 (g)	Baa2	17,000	16,597
7.05% 12/11/07 (g)	Baa2	18,000	16,649
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	9,000	9,016
8.125% 6/15/10	Baa1	10,770	10,976
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A2	32,000	31,727
Illinois Power Co. 7.5% 6/15/09	Baa1	9,760	9,428
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	42,405	37,575
yankee 7.25% 12/15/06 (g)	A3	9,250	8,958
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	5,060	5,250
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,070	9,069
			177,959
Gas - 0.3%
CMS Panhandle Holding Co.:
6.125% 3/15/04	Baa3	11,950	11,329
7% 7/15/29	Baa3	9,050	7,714
Reliant Energy Resources Corp. 8.125% 7/15/05 (g)	Baa1	12,500	12,526
Southwest Gas Corp. 9.75% 6/15/02	Baa2	20,650	21,297
			52,866
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - 1.6%
Allegiance Telecom, Inc. 0% 2/15/08 (e)	B3	$ 8,879	$ 6,548
Axxent, Inc. 15% 12/30/04 (k)	-	10,684	10,008
Cable & Wireless Optus Ltd. 8% 6/22/10 (g)	Baa1	7,300	7,330
Deutsche Telekom International Finance BV:
8% 6/15/10	Aa2	24,450	24,578
8.25% 6/15/30	Aa2	36,875	37,407
FirstWorld Communications, Inc. 0% 4/15/08 (e)	-	11,180	3,130
Hyperion Telecommunications, Inc.:
0% 4/15/03 (e)	B3	2,635	2,372
12% 11/1/07	Caa1	2,135	1,836
ICG Holdings, Inc.:
0% 9/15/05 (e)	B3	12,200	11,529
0% 5/1/06 (e)	B3	5,750	4,600
ICG Services, Inc.:
0% 2/15/08 (e)	B3	27,170	13,042
0% 5/1/08 (e)	B3	2,010	925
Intermedia Communications, Inc.:
0% 5/15/06 (e)	B2	85	80
0% 7/15/07 (e)	B2	5,315	3,561
KMC Telecom Holdings, Inc.:
0% 2/15/08 (e)	Caa2	11,340	4,990
13.5% 5/15/09	Caa2	4,440	3,774
Metromedia Fiber Network, Inc. 10% 11/15/08	B2	10,680	10,360
NEXTLINK Communications, Inc.:
0% 12/1/09 (e)	B2	6,820	3,819
10.75% 11/15/08	B3	230	221
10.75% 6/1/09	B2	7,260	7,006
Pathnet, Inc. 12.25% 4/15/08	-	13,715	7,680
Rhythms NetConnections, Inc.:
Series B, 14% 2/15/10	B3	4,640	2,877
0% 5/15/08 (e)	B3	14,190	5,392
12.75% 4/15/09	B3	7,245	4,347
RSL Communications Ltd./RSL Communications PLC 12.25% 11/15/06	B2	3,780	1,285
RSL Communications PLC 9.875% 11/15/09	B2	4,060	1,259
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	16,450	15,398
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	$ 32,523	$ 31,068
7.7% 7/20/29	Baa1	24,494	23,126
Teligent, Inc. 11.5% 12/1/07	Caa1	2,530	1,645
WinStar Communications, Inc.:
0% 4/15/10 (e)(g)	B3	24,111	10,609
12.5% 4/15/08 (g)	B3	10,775	9,805
12.75% 4/15/10 (g)	B3	20,234	18,312
WorldCom, Inc.:
7.75% 4/1/07	A3	4,700	4,730
8.875% 1/15/06	A3	28,746	29,650
Worldwide Fiber, Inc. 12% 8/1/09	B3	6,955	6,225
			330,524
TOTAL UTILITIES			696,178
TOTAL NONCONVERTIBLE BONDS			2,935,219
TOTAL CORPORATE BONDS (Cost $3,318,310)			3,119,894
U.S. Government and Government Agency Obligations - 7.9%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
6.5% 8/15/04	Aaa	13,510	13,276
6.5% 4/29/09	Aaa	175,990	164,468
7% 7/15/05	Aaa	38,015	38,045
7.25% 5/15/30	Aaa	47,030	48,299
Federal Agricultural Mortgage Corp.:
7.01% 8/10/03	Aaa	1,040	1,039
7.01% 8/10/04	Aaa	1,340	1,338
7.04% 8/10/05	Aaa	5,100	5,095
Freddie Mac:
5.75% 3/15/09	Aaa	5,000	4,550
6.25% 7/15/04	Aaa	1,340	1,306
6.45% 4/29/09	Aaa	34,000	31,700
6.875% 1/15/05	Aaa	13,285	13,221
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
7% 7/15/05	Aaa	$ 18,200	$ 18,206
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa	8,131	8,470
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	9,491	9,659
Class 2-E, 9.4% 5/15/02	Aaa	4,763	4,823
Class 3-T, 9.625% 5/15/02	Aaa	4,576	4,649
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,453	2,447
Overseas Private Investment Corp. U.S. Government guaranteed participation certificate Series 1996-A1, 6.726% 9/15/10 (callable)	-	27,391	27,363
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	1,876	1,865
Tennessee Valley Authority 7.125% 5/1/30	Aaa	9,970	10,012
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			409,831
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	55,505	57,127
8.875% 8/15/17	Aaa	385,265	495,366
9.875% 11/15/15	Aaa	93,450	127,603
10% 5/15/10	Aaa	62,000	70,922
11.625% 11/15/04	Aaa	30,500	36,543
12.375% 5/15/04	Aaa	15,756	18,895
14% 11/15/11	Aaa	18,400	25,527
U.S. Treasury Notes:
5.625% 9/30/01	Aaa	7,600	7,530
5.875% 10/31/01	Aaa	33,100	32,872
6.5% 5/31/02	Aaa	237,600	238,120
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.625% 6/30/01	Aaa	$ 32,500	$ 32,551
U.S. Treasury Notes - coupon STRIPS 0% 11/15/11	Aaa	221,100	110,862
TOTAL U.S. TREASURY OBLIGATIONS			1,253,918
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,653,579)			1,663,749
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 9.6%
5.5% 10/1/08 to 5/1/14	Aaa	172,883	160,905
6% 10/1/08 to 1/1/29	Aaa	322,912	300,226
6.5% 12/1/06 to 8/1/30	Aaa	851,615	805,730
6.5% 8/1/30 (h)	Aaa	150,000	141,656
7% 5/1/23 to 9/1/29	Aaa	111,753	108,203
7.5% 8/1/07 to 8/1/30	Aaa	246,611	243,276
8% 3/1/23 to 8/1/30	Aaa	249,216	249,958
8.5% 1/1/09 to 7/1/21	Aaa	47	48
10% 8/1/17	Aaa	38	41
TOTAL FANNIE MAE			2,010,043
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	Aaa	1,830	1,832
TOTAL FREDDIE MAC			1,832
Government National Mortgage Association - 2.2%
6% 9/15/08 to 12/15/10	Aaa	17,816	17,205
6.5% 6/15/02 to 5/15/29 (l)	Aaa	189,983	180,256
7% 10/15/17 to 12/15/28	Aaa	74,446	72,368
7.5% 8/15/21 to 11/15/28	Aaa	135,201	134,273
8% 6/15/01 to 10/15/25	Aaa	45,628	46,138
8.5% 11/15/05 to 11/15/22	Aaa	3,119	3,192
9% 3/15/10 to 5/15/22	Aaa	589	611
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
9.5% 7/15/20 to 3/15/23	Aaa	$ 56	$ 59
11% 7/20/13 to 7/20/20	Aaa	1,087	1,165
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			455,267
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,527,830)			2,467,142
Asset-Backed Securities - 0.6%

Airplanes pass through trust 10.875% 3/15/19	Ba2	4,988	3,641
American Express Credit Account Master Trust 6.1% 12/15/06	A1	14,200	13,595
Chase Manhattan Grantor Trust
6.76% 9/15/02	A3	793	790
Chevy Chase Auto Receivables Trust 6.6% 12/15/02	Aaa	1,138	1,126
Discover Card Master Trust I 5.85% 11/16/04	A2	12,421	12,072
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	14,100	13,928
6.4% 12/15/02	Aa2	8,660	8,546
7.03% 11/15/03	Aaa	4,374	4,375
Key Auto Finance Trust:
6.3% 10/15/03	A2	5,496	5,456
6.65% 10/15/03	Baa3	1,611	1,606
Premier Auto Trust 5.59% 2/9/04	Aaa	42,000	40,819
Sears Credit Account Master Trust II 7% 7/15/08	Aaa	13,200	13,122
TOTAL ASSET-BACKED SECURITIES (Cost $122,791)			119,076
Collateralized Mortgage Obligations - 0.1%

U.S. Government Agency - 0.1%
Freddie Mac planned amortization class Series 1608 Class L, 6.5% 9/15/23 (Cost $11,335)	Aaa	12,270	11,448
Commercial Mortgage Securities - 1.4%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(i)	-	$ 6,080	$ 4,193
CBM Funding Corp. Series 1996-1B Class C, 7.86% 2/1/08	BBB	12,500	12,298
CS First Boston Mortgage Securities Corp.:
Series 1995-WF1 Class A-2, 6.648% 12/21/27	AAA	17,363	17,106
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	22,200	20,527
Series 1998-FL1:
Class D, 7.145% 12/10/00 (g)(i)	A2	20,100	20,110
Class E, 7.495% 1/10/13 (g)(i)	Baa2	42,880	42,804
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	10,600	10,643
Danmall Finance, Inc. Series 1 Class D, 13.12% 10/21/24	-	2,442	2,472
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (g)	A2	6,000	5,907
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0835% 4/1/39 (i)	-	2,900	2,145
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 10/15/28 (g)	Ba3	3,500	2,823
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9698% 4/13/31 (g)(i)	Baa3	20,000	17,788
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 8.125% 4/25/21 (i)	Caa1	2,283	1,827
Morgan Stanley Capital I, Inc. Series 1996-MBL1 Class E, 8.2198% 5/25/21 (g)(i)	-	3,099	3,080
Nomura Asset Securities Corp. Series 1998-D6:
Class A1C, 6.69% 3/17/28	Aaa	22,870	21,301
Class A4, 7.3615% 3/17/28 (i)	Baa2	55,000	50,299
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 10.8763% 1/15/03 (g)(i)	-	2,200	2,042
Series 1998-ST1A Class B1A, 9.4013% 1/15/03 (g)(i)	-	3,500	3,265
Penn Mutual Life Insurance Co. (The)/Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (g)	-	6,500	4,213
Resolution Trust Corp. Series 1995-C2 Class D, 7% 5/25/27	Baa2	3,397	3,351
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	B2	2,200	2,081
Series 1995-C1:
Class E, 7.375% 9/25/24 (g)	BB	7,896	7,296
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Structured Asset Securities Corp.: - continued
Class F, 7.375% 9/25/24 (g)	-	$ 3,000	$ 2,394
Series 1996-CFL:
Class E, 7.75% 2/25/28	BBB	11,188	11,141
Class G, 7.75% 2/25/28 (g)	B+	3,500	3,139
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	32,000	30,240
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $311,036)			304,485
Foreign Government and Government Agency Obligations (j) - 0.4%

Korean Republic yankee:
8.75% 4/15/03	Baa2	7,025	7,157
8.875% 4/15/08	Baa2	10,630	10,951
Manitoba Province yankee 6.75% 3/1/03	Aa3	5,000	4,980
Quebec Province yankee:
6.86% 4/15/26 (f)	A2	16,750	16,192
7.125% 2/9/24	A2	2,560	2,445
7.5% 7/15/23	A2	10,060	10,024
United Mexican States:
global 8.5% 2/1/06	Baa3	22,500	22,427
9.875% 2/1/10	Baa3	15,900	16,727
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $93,420)			90,903
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $10,782)	Aaa	10,850	10,388
Purchased Bank Debt - 0.0%

Dynatech LLC term loan 10.03% 9/30/07 (i)	-	4,980	4,980
Voicestream Pcs Holding LLC term loan 9.76% 2/25/09 (i)	B+	5,000	4,975
TOTAL PURCHASED BANK DEBT (Cost $9,921)			9,955
Cash Equivalents - 0.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 6.57% (c)	98,764,764	$ 98,765
Fidelity Securities Lending Cash Central Fund, 6.65% (c)	96,000	96
TOTAL CASH EQUIVALENTS (Cost $98,861)		98,861
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $18,254,357)		21,160,792
NET OTHER ASSETS - (0.9)%		(194,761)
NET ASSETS - 100%		$ 20,966,031
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $569,134,000 or 2.7% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Axxent, Inc.	12/31/97	$ 506
Axxent, Inc. 15% 12/30/04	12/31/97 - 6/30/00	$ 10,177
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Mothers Work, Inc.	6/18/98	$ 21
(l) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	23.5%	AAA, AA, A	21.3%
Baa	6.8%	BBB	6.7%
Ba	0.5%	BB	0.7%
B	3.5%	B	3.8%
Caa	1.0%	CCC	0.5%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.5% of the total value of investment in securities.
Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $18,283,959,000. Net unrealized appreciation aggregated $2,876,833,000, of which $3,945,420,000 related to appreciated investment securities and $1,068,587,000 related to depreciated investment securities.

The fund hereby designates approximately $1,218,231,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2000
Assets
Investment in securities, at value (cost $18,254,357) - See accompanying schedule		$ 21,160,792
Commitment to sell securities on a delayed delivery basis	$ (142,219)
Receivable for securities sold on a delayed delivery basis	142,734	515
Receivable for investments sold, regular delivery		109,303
Cash		1,950
Receivable for fund shares sold		14,896
Dividends receivable		15,346
Interest receivable		108,106
Other receivables		1,514
Total assets		21,412,422
Liabilities
Payable for investments purchased Regular delivery	163,628
Delayed delivery	142,344
Payable for fund shares redeemed	128,926
Accrued management fee	7,529
Other payables and accrued expenses	3,868
Collateral on securities loaned, at value	96
Total liabilities		446,391
Net Assets		$ 20,966,031
Net Assets consist of:
Paid in capital		$ 17,201,490
Undistributed net investment income		108,465
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		749,099
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,906,977
Net Assets, for 1,108,080 shares outstanding		$ 20,966,031
Net Asset Value, offering price and redemption price per share ($20,966,031 ÷ 1,108,080 shares)		$18.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2000
Investment Income Dividends		$ 255,970
Interest		638,426
Security lending		28
Total income		894,424
Expenses
Management fee	$ 98,851
Transfer agent fees	46,806
Accounting and security lending fees	1,356
Non-interested trustees' compensation	88
Custodian fees and expenses	575
Registration fees	215
Audit	262
Legal	144
Interest	147
Reports to shareholders	487
Miscellaneous	55
Total expenses before reductions	148,986
Expense reductions	(3,984)	145,002
Net investment income		749,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,002,970
Foreign currency transactions	(211)	1,002,759
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,529,688)
Assets and liabilities in foreign currencies	(44)
Delayed delivery commitments	515	(1,529,217)
Net gain (loss)		(526,458)
Net increase (decrease) in net assets resulting from operations		$ 222,964

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2000	Year ended July 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 749,422	$ 816,171
Net realized gain (loss)	1,002,759	1,291,729
Change in net unrealized appreciation (depreciation)	(1,529,217)	(189,272)
Net increase (decrease) in net assets resulting from operations	222,964	1,918,628
Distributions to shareholders From net investment income	(704,338)	(848,159)
From net realized gain	(1,227,366)	(1,843,513)
Total distributions	(1,931,704)	(2,691,672)
Share transactions Net proceeds from sales of shares	3,074,425	4,290,936
Reinvestment of distributions	1,840,198	2,565,257
Cost of shares redeemed	(7,979,378)	(5,283,873)
Net increase (decrease) in net assets resulting from share transactions	(3,064,755)	1,572,320
Total increase (decrease) in net assets	(4,773,495)	799,276
Net Assets
Beginning of period	25,739,526	24,940,250
End of period (including undistributed net investment income of $108,465 and $67,403, respectively)	$ 20,966,031	$ 25,739,526
Other Information Shares
Sold	163,432	215,648
Issued in reinvestment of distributions	96,294	140,924
Redeemed	(424,811)	(265,773)
Net increase (decrease)	(165,085)	90,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 21.09	$ 20.37	$ 17.34	$ 16.69
Income from Investment Operations
Net investment income	.61 B	.64 B	.69 B	.66 B	.64
Net realized and unrealized gain (loss)	(.36)	.73	1.68	4.57	1.00
Total from investment operations	.25	1.37	2.37	5.23	1.64
Less Distributions
From net investment income	(.58)	(.68)	(.69)	(.66)	(.55)
From net realized gain	(.97)	(1.56)	(.96)	(1.54)	(.44)
Total distributions	(1.55)	(2.24)	(1.65)	(2.20)	(.99)
Net asset value, end of period	$ 18.92	$ 20.22	$ 21.09	$ 20.37	$ 17.34
Total Return A	1.34%	8.03%	12.56%	33.63%	10.06%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 20,966	$ 25,740	$ 24,940	$ 22,327	$ 16,699
Ratio of expenses to average net assets	.64%	.64%	.64%	.67%	.74%
Ratio of expenses to average net assets after expense reductions	.63% C	.63% C	.63% C	.66% C	.72% C
Ratio of net investment income to average net assets	3.24%	3.23%	3.40%	3.69%	3.44%
Portfolio turnover rate	62%	80%	84%	80%	139%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $9,955,000 or 0.0% of net assets.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $20,788,000 or 0.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,161,156,000 and $17,299,658,000, respectively, of which U.S. government and government agency obligations aggregated $5,298,109,000 and $4,749,440,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $445,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $37,583,000. The weighted average interest rate was 6.3%. Interest expense includes $145,000 paid under the interfund lending program.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $95,000. The fund received cash collateral of $96,000 which was invested in cash equivalents.

Annual Report

Notes to Financial Statements - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $10,376,000. The weighted average interest rate was 6.4%. Interest expense includes $2,000 paid under the bank borrowing program.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,430,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $35,000 and $1,519,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 11, 2000

Annual Report

Distributions

The Board of Trustees of Fidelity Puritan Fund voted to pay on September 11, 2000, to shareholders of record at the opening of business on September 8, 2000, a distribution of $.66 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.14 per share from net investment income.

A total of 10.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 23% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc. (FIMM)

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Stephen R. Petersen, Vice President

Kevin E. Grant, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Congress Street Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Exchange Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PUR-ANN-0900 110706
1.536193.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com